UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7440

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
(Exact name of registrant as specified in charter)

1299 Ocean Avenue, Santa Monica, CA		90401
(Address of principal executive offices)		(Zip code)

Catherine L. Newell, Esquire, Vice President and Secretary Dimensional Emerging Markets Value Fund Inc., 1299 Ocean Avenue, Santa Monica, CA 90401
(Name and address of agent for service)

Registrant’s telephone number, including area code:		310-395-8005

Date of fiscal year end:	November 30

Date of reporting period:	February 29, 2008

ITEM 1.                                                     SCHEDULE OF INVESTMENTS.

Dimensional Emerging Markets Value Fund Inc.

Form N-Q

February 29, 2008

(Unaudited)

Table of Contents

Definitions of Abbreviations and Footnotes

Schedule of Investments

Notes to Schedule of Investments
Organizational Note
Security Valuation Note
Federal Tax Cost Note

1

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments

Investment Abbreviations

ADR	American Depository Receipt
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GDR	Global Depository Receipt
GNMA	Government National Mortgage Association
NVDR	Non-Voting Depository Receipt
TVA	Tennessee Valley Authority

Investment Footnotes

†	See Security Valuation Note within the Notes to Schedule of Investments.
††	Securities have been fair valued. See Security Valuation Note within the Notes to Schedule of Investments.
*	Non-Income Producing Security.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from securities on loan.
##	See Federal Tax Cost Note within the Notes to Schedule of Investments.
(r)	The adjustable rate shown is effective as of February 29, 2008.
—	Amounts designated as — are either zero or rounded to zero.

2

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

		Shares	Value ††

ARGENTINA — (0.2%)
COMMON STOCKS — (0.2%)
*	Alpargatas S.A.I.C.	6,363	$8,681
	Banco Macro SA	233,024	556,368
	BBVA Banco Frances SA	130,508	343,975
*	Capex SA Series A	131,575	979,163
*	Celulosa Argentina SA Series B	14,412	23,373
*	Central Puerto SA Series B	125,000	228,682
	Cresud SA Comercial Industrial Financiera y Agropecuaria	461,252	800,934
	Dycasa SA Series B	55,000	77,597
*	Endesa Costanera SA Series B	261,000	343,953
*	IRSA Inversiones y Representaciones SA	1,186,421	1,618,683
*	Juan Minetti SA	769,693	560,862
	Ledesma S.A.A.I.	885,405	1,504,502
*	MetroGas SA Series B	176,000	68,763
*	Molinos Rio de la Plata SA Series B	502,274	2,016,883
*	Petrobras Energia Participacio	518,520	607,754
*	Polledo SA Industria Constructora y FinancierA	50,000	9,519
	Siderar S.A.I.C. Series A	494,314	4,077,132
	Solvay Indupa S.A.I.C.	1,229,322	2,066,023
	Tenaris SA	140,000	3,103,876
*	Transportadora de Gas del Sur SA Series B	364,679	348,283
TOTAL COMMON STOCKS			19,345,006

RIGHTS/WARRANTS — (0.0%)
*	Cresud SA Comercial Industrial Financiera y Agropecuaria Rights 03/18/08	461,252	71,512

TOTAL — ARGENTINA			19,416,518

BRAZIL — (9.6%)
COMMON STOCKS — (1.4%)
	Companhia Siderurgica Nacional SA	2,794,200	104,259,961
	Eternit SA	829,920	3,543,269
*	Globex Utilidades SA	45,131	840,652
	Industrias Romi SA	82,800	827,461
	Perdigao SA	7,171	174,329
#	Perdigao SA ADR	321,626	15,373,723
TOTAL COMMON STOCKS			125,019,395

PREFERRED STOCKS — (8.2%)
#	Aracruz Celulose SA Sponsored ADR	112,740	8,166,886
	ArcelorMittal Inox Brasil SA	413,076	23,512,918
	Braskem SA Preferred A	1,479,200	12,543,154

#	Braskem SA Special Preferred A Sponsored ADR	506,100	$8,548,029
	Centrais Electricas de Santa Catarina SA	259,400	6,325,856
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar	293,080	6,325,717
#	Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	73,900	3,206,521
	Companhia de Tecidos Norte de Minas	529,350	2,989,352
	Companhia Vale do Rio Doce Series B	239,144	—
	Confab Industrial SA	1,954,890	6,357,930
	Duratex SA	805,100	16,424,783
	Forjas Taurus SA	591,500	3,161,942
	Gerdau SA	1,222,542	39,985,097
#	Gerdau SA Sponsored ADR	1,259,570	41,276,109
*	Inepar Industria e Construcoes SA	7,896	193,770
	Investimentos Itau SA	5,990,063	38,077,687
	Klabin SA	4,779,704	16,166,937
	Magnesita SA Series A	140,483,000	4,671,967
	Mahle-Metal Leve SA Industria e Comercio	4,000	72,852
	Marcopolo SA	1,454,700	6,047,271
	Metalurgica Gerdau SA	2,366,200	104,240,967
* #	Net Servicos de Comunicacao SA Preferred ADR	302,363	3,307,851
	Sadia SA	3,082,282	17,424,526
#	Sadia SA ADR	1,250,066	21,113,615
*	Santista Textil SA	29,600	452,113
	Sao Paulo Alpargatas SA	37,800	2,342,523
	Suzano Papel e Celullose SA	2,299,139	35,960,160
	Suzano Petroquimica SA	1,016,323	6,184,119
	Telemar Norte Leste SA	631,500	34,937,697
	Ultrapar Participacoes SA	170,741	6,380,954
#	Ultrapar Participacoes SA Sponsored ADR	128,400	4,776,480
	Uniao de Industrias Petroquimicas SA Series B	5,879,158	5,631,977
	Usinas Siderurgicas de Minas Gerais SA Series A	3,180,037	184,284,564
	Votorantim Celulose e Papel SA	629,975	19,751,212
#	Votorantim Celulose e Papel SA Sponsored ADR	1,181,000	37,154,260
	Whirlpool SA	72,600	148,969
TOTAL PREFERRED STOCKS			728,146,765

TOTAL — BRAZIL			853,166,160

CHILE — (2.5%)
COMMON STOCKS — (2.4%)
	Banco de Credito e Inversiones SA Series A	81,935	2,703,233
	Cap SA	199,310	6,290,770
	Cementos Bio-Bio SA	665,307	1,580,406
	Compania Cervecerias Unidas SA	143,000	990,762
	Compania Cervecerias Unidas SA ADR	4,000	132,880
	Compania de Consumidores de Gas Santiago SA	124,667	593,652
	Compania de Telecomunicaciones de Chile SA Series A	2,486,405	5,058,671
	Compania de Telecomunicaciones de Chile SA Series B	372,166	671,233
*	Compania SudAmericana de Vapores SA	7,770,771	15,365,497
	Compania Telecomunicaciones de Chile SA Sponsored ADR	1,712,478	13,716,949
	CorpBanca SA	1,044,617,607	6,892,891
#	Corpbanca SA ADR	30,058	988,006
	Cristalerias de Chile SA	264,624	3,130,729
	CTI SA (Cia Tecno Industrial)	4,900,000	220,939
#	Distribucion y Servicio D&S SA ADR	11,500	296,815

	Empresa Nacional de Electricidad SA	2,694,503	$3,852,253
	Empresa Nacional de Telecomunicaciones SA	116,880	2,056,589
	Empresas CMPC SA	729,964	27,856,319
	Empresas Copec SA	1,119,488	19,205,997
	Empresas Iansa SA	24,637,401	1,869,549
	Enersis SA	31,903,095	10,174,747
#	Enersis SA Sponsored ADR	4,542,672	71,637,937
	Industrias Forestales SA	3,436,382	969,352
	Inversiones Frimetal SA	4,900,000	—
	Madeco SA	38,949,259	4,416,220
	Madeco SA Sponsored ADR	209,822	2,295,453
	Masisa SA	9,423,699	2,000,191
	Minera Valparaiso SA	7,500	236,721
	Parque Arauco SA	2,474,668	2,748,724
	Soquimic Comercial SA	198,000	99,294
	Vina de Concha y Toro SA	272,412	550,636
*	Vina San Pedro SA	79,756,271	657,838
	Watt’s SA	163,489	129,454
TOTAL COMMON STOCKS			209,390,707

PREFERRED STOCKS — (0.1%)
	Sociedad Quimica y Minera de Chile SA Series A	43,364	1,154,084
	Sociedad Quimica y Minera de Chile SA Series B	481,533	9,373,292
TOTAL PREFERRED STOCKS			10,527,376

TOTAL — CHILE			219,918,083

CHINA — (8.3%)
COMMON STOCKS — (8.3%)
	AMVIG Holdings, Ltd.	2,060,000	2,256,162
* #	AviChina Industry and Technology Co., Ltd.	12,696,000	3,211,381
* #	Bank of China, Ltd.	121,590,000	50,930,584
* #	Baoye Group Co., Ltd.	1,674,000	1,417,070
* #	Beijing Capital Land, Ltd.	8,428,000	4,135,646
	Beijing Enterprises Holdings, Ltd.	4,896,000	20,106,219
* #	Brilliance China Automotive Holdings, Ltd.	35,976,000	7,104,004
#	Byd Co., Ltd.	915,800	1,713,801
	Catic Shenzhen Holdings, Ltd.	1,600,000	1,218,467
	Chaoda Modern Agriculture	22,612,650	25,374,023
* #	China Aerospace International Holdings, Ltd.	17,891,600	2,296,514
* #	China Everbright, Ltd.	4,028,000	9,218,909
* #	China Foods, Ltd.	12,540,000	7,650,001
#	China Green (Holdings), Ltd.	2,685,000	3,084,846
* #	China Haidian Holdings, Ltd.	9,260,000	853,903
* #	China Mining Resources Group, Ltd.	19,966,000	2,938,168
* #	China Pharmaceutical Group, Ltd.	10,720,000	3,251,609
#	China Rare Earth Holdings, Ltd.	8,114,700	1,801,818
	China Resources Enterprise, Ltd.	10,931,000	38,806,856
	China Shineway Pharmaceutical Group, Ltd.	66,000	42,103
#	China Shipping Container Lines Co., Ltd.	37,648,150	16,695,208
	China Travel International Investment Hong Kong, Ltd.	36,778,000	19,808,420
	China Unicom, Ltd.	2,392,000	5,128,674
	China Unicom, Ltd. ADR	2,294,300	48,707,989
* #	Chongqing Iron and Steel Co., Ltd.	3,448,000	1,422,404

	Citic Pacific, Ltd.	10,259,000	$55,539,416
	CNPC (Hong Kong), Ltd.	32,110,000	17,695,903
	Comba Telecom Systems Holdings, Ltd.	5,404,000	1,463,948
	COSCO International Holdings, Ltd.	1,612,000	1,268,083
	COSCO Pacific, Ltd.	14,320,000	30,922,705
* #	Dalian Port (PDA) Co., Ltd.	9,814,000	5,822,567
	Denway Motors, Ltd.	63,186,000	31,938,854
#	Digital China Holdings, Ltd.	1,170,000	885,975
*	Dongfeng Motor Corp.	37,022,000	22,575,026
#	Dynasty Fine Wines Group, Ltd.	5,662,000	1,484,703
*	Enerchina Holdings, Ltd.	5,215,500	191,501
*	First Tractor Co., Ltd.	3,695,176	2,614,359
* #	Founder Holdings, Ltd.	3,334,000	183,904
#	Geely Automobile Holdings, Ltd.	22,435,000	2,294,225
	Global Bio-Chem Technology Group Co., Ltd.	16,242,000	6,690,276
* #	Great Wall Motor Co., Ltd.	2,396,000	2,780,547
* #	Great Wall Technology Co., Ltd.	2,476,000	656,041
* #	Guangshen Railway Co., Ltd. Sponsored ADR	331,823	10,684,701
*	Guangzhou Pharmaceutical Co., Ltd.	2,018,000	1,690,097
#	Hainan Meilan International Airport Co., Ltd.	1,552,000	1,804,316
#	HKC (Holdings), Ltd.	27,963,000	6,252,891
#	Hopson Development Holdings, Ltd.	3,874,000	6,442,420
* #	Hunan Non-Ferrous Metal Corp., Ltd.	19,992,000	10,177,113
*	Industrial and Commercial Bank of China (Asia), Ltd.	1,940,000	1,345,893
* #	Jingwei Textile Machinery Co., Ltd.	552,000	189,554
#	Lianhua Supermarket Holdings Co., Ltd.	1,541,000	2,147,473
* #	Lingbao Gold Co., Ltd.	1,790,000	1,063,641
* #	Maanshan Iron and Steel Co., Ltd.	22,348,000	13,906,693
	Minmetals Resources, Ltd.	12,844,000	5,830,954
#	Neo-China Land Group (Holdings), Ltd.	9,602,000	6,280,979
#	PetroChina Co., Ltd. ADR	35,300	5,182,746
*	Qingling Motors Co., Ltd.	7,954,000	1,416,416
* #	Semiconductor Manufacturing International Corp	116,339,000	9,334,545
*	Semiconductor Manufacturing International Corp. ADR	907,264	3,665,347
* #	Shanghai Electric Group Co., Ltd.	35,466,000	25,102,567
	Shanghai Industrial Holdings, Ltd.	7,658,000	31,228,528
* #	Shanghai Prime Machinery Co., Ltd.	4,324,000	1,371,270
	Shenzhen International Holdings, Ltd.	101,682,500	11,231,862
	Shenzhen Investment, Ltd.	28,998,000	15,480,459
*	Shenzhou International Group	917,000	312,635
	Shimao Property Holdings, Ltd.	9,178,000	18,362,869
	SinoCom Software Group, Ltd.	585,000	118,491
#	Sinolink Worldwide Holdings, Ltd.	15,562,000	2,608,946
	Sinopec Kantons Holdings, Ltd.	4,690,800	851,253
*	Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	95,022	4,427,075
* #	Sinopec Yizheng Chemical Fibre Co., Ltd.	17,908,000	5,254,523
	Sinotrans, Ltd.	22,487,000	6,965,497
#	Skyworth Digital Holdings, Ltd.	11,947,100	1,320,653
#	SRE Group, Ltd.	16,160,053	3,326,377
#	Stone Group Holdings, Ltd.	11,154,000	883,455
* #	TCL Communication Technology Holdings, Ltd.	15,056,000	561,590
* #	TCL Multimedia Technology Holdings, Ltd.	45,152,400	2,590,351
* #	Tianjin Capital Environmental Protection	3,784,000	1,711,904
	TPV Technology, Ltd.	16,916,000	10,137,976
*	Travelsky Technology, Ltd.	6,843,000	5,743,147

* #	Weiqiao Textile Co., Ltd.	5,494,500	$7,629,531
* #	Xiamen International Port Co., Ltd.	5,734,000	1,843,961
* #	Xiwang Sugar Holdings Co., Ltd.	4,557,952	2,091,313
* #	Yanzhou Coal Mining Co., Ltd. Sponsored ADR	89,071	7,329,653
*	Zhejiang Glass Co., Ltd.	1,669,000	1,474,866
* #	ZTE Corp.	1,849,400	10,015,041
TOTAL COMMON STOCKS			731,574,384

RIGHTS/WARRANTS — (0.0%)
* #	HKC (Holdings), Ltd. Warrants 11/30/09	1,674,100	77,452
*	Shanghai Industrial Holdings, Ltd. Rights 03/16/09	62,000	—
TOTAL RIGHTS/WARRANTS			77,452

TOTAL — CHINA			731,651,836

CZECH REPUBLIC — (0.6%)
COMMON STOCKS — (0.6%)
	CEZ A.S.	74,076	5,465,238
	Telefonica 02 Czech Republic A.S.	1,166,446	36,559,321
* #	Unipetrol A.S.	673,738	11,443,059

TOTAL — CZECH REPUBLIC			53,467,618

HUNGARY — (2.0%)
COMMON STOCKS — (2.0%)
* #	Danubius Hotel & Spa NYRT	138,417	6,063,815
#	Egis Gyogyszergyar NYRT	115,885	11,886,863
* #	Fotex NYRT	999,439	3,954,137
#	MOL Hungarian Oil & Gas NYRT	1,046,802	142,602,660
*	Pannonplast NYRT	550,140	4,884,337
*	RABA Automotive Holding NYRT	255,327	2,682,926
*	Synergon Information Systems	75,249	673,713
*	Tiszai Vegyi Kombinat NYRT	237,913	7,767,027
	Zwack Unicum NYRT	387	35,125

TOTAL — HUNGARY			180,550,603

INDIA — (11.1%)
COMMON STOCKS — (11.1%)
*	Abhishek Industries, Ltd.	92,524	44,232
	Adani Enterprises, Ltd.	643,601	10,965,326
	Aditya Birla Nuvo, Ltd.	159,991	6,714,115
	Adlabs Films, Ltd.	86,755	1,785,875
	Aftek, Ltd.	866,625	1,117,474
*	Agro Tech Foods, Ltd.	136,705	537,922
	Alembic, Ltd.	619,600	833,832
	Alok Industries, Ltd.	736,832	1,254,701
	Ambuja Cements, Ltd.	3,753,732	11,202,006
	Amtek Auto, Ltd.	314,027	2,356,284
	Apollo Hospitals Enterprise, Ltd.	138,288	1,688,144
	Apollo Tyres, Ltd.	1,751,970	1,891,185
*	Arvind Mills, Ltd.	1,330,891	1,604,191
	Ashok Leyland, Ltd.	6,035,668	5,541,881
	Aurobindo Pharma, Ltd.	215,126	1,739,330

	Avaya GlobalConnect, Ltd.	21,933	$112,822
	Axis Bank, Ltd.	1,253,001	31,366,911
	Aztecsoft, Ltd.	154,842	303,442
	Bajaj Auto Finance, Ltd.	89,482	930,814
	Bajaj Auto, Ltd.	66,284	3,727,437
	Bajaj Hindusthan, Ltd.	378,146	2,293,537
	Balaji Telefilms, Ltd.	204,578	1,064,198
	Ballarpur Industries, Ltd.	886,062	3,031,410
	Balmer Lawrie & Co., Ltd.	48,430	476,086
*	Balrampur Chini Mills, Ltd.	203,381	466,706
	Bank of Maharashtra, Ltd.	410,000	555,892
	Bank of Rajasthan, Ltd.	439,521	1,849,004
	BASF India, Ltd.	99,750	577,873
*	Bata India, Ltd.	98,732	399,684
	BEML, Ltd.	104,405	3,072,529
	Bharat Forge, Ltd.	160,000	1,142,374
	Bharati Shipyard, Ltd.	30,210	474,234
	Bhushan Steel & Strips, Ltd.	146,706	3,656,518
	Biocon, Ltd.	197,567	2,165,621
	Blue Star Infotech, Ltd.	12,900	24,356
	BOC India, Ltd.	300,919	1,174,080
	Bombay Dyeing & Manufacturing Co., Ltd.	63,829	1,087,715
	Ceat, Ltd.	102,352	348,140
	Century Enka, Ltd.	133,495	415,711
	Century Textiles & Industries, Ltd.	191,952	3,794,383
	Chambal Fertilizers & Chemicals, Ltd.	2,270,380	3,245,081
*	Chi Investments, Ltd.	34,117	—
	Cholamandalam DBS Finance, Ltd.	477	2,508
	City Union Bank, Ltd.	839,100	797,480
	Clariant Chemicals (India), Ltd.	2,398	15,742
	Coromandel Fertilisers, Ltd.	136,536	428,587
	Cranes Software International, Ltd.	313,759	970,965
	Cummins India, Ltd.	50,000	413,432
*	Dabur Pharma, Ltd.	55,164	86,173
	Dalmia Cement (Bharat), Ltd.	28,800	259,823
	DCM Shriram Consolidated, Ltd.	210,988	373,288
	Deepak Fertilizers & Petrochemicals Corp., Ltd.	386,267	1,243,351
	Dhampur Sugar Mills, Ltd.	91,465	135,062
*	Dish TV India, Ltd.	617,884	924,011
	D-Link (India), Ltd.	118,369	250,192
	Dr. Reddy’s Laboratories, Ltd.	617,398	8,758,854
	E.I.D. - Parry (India), Ltd.	357,212	1,595,453
	Eicher Motors, Ltd.	28,098	195,276
	EIH, Ltd.	881,287	3,747,900
	Elder Pharmaceuticals, Ltd.	97,715	912,397
	Electrosteel Casings, Ltd.	513,690	732,205
	Elgi Equipments, Ltd.	174,405	252,584
*	Escorts, Ltd.	388,991	1,011,945
*	Essel Propack, Ltd.	442,637	505,210
*	Eveready Industries (India), Ltd.	351,390	438,828
	Everest Industries, Ltd.	23,275	60,609
	Exide Industries, Ltd.	1,150,517	2,126,110
	FDC, Ltd.	179,858	142,334
	Federal Bank, Ltd.	1,021,848	7,441,356
	Finolex Cables, Ltd.	537,055	1,170,732

	Finolex Industries, Ltd.	695,629	$1,307,201
	Gammon India, Ltd.	111,404	1,357,031
	Garden Silk Mills, Ltd.	52,000	83,505
	Geometric, Ltd.	73,022	121,818
	GlaxoSmithKline Consumer Healthcare, Ltd.	5,598	84,511
*	Goetze (India), Ltd.	9,785	21,422
	Graphite India, Ltd.	44,000	58,317
	Great Eastern Shipping Co., Ltd.	825,643	8,443,478
	Great Offshore, Ltd.	136,410	2,806,992
	GTL, Ltd.	697,870	4,295,653
	Gujarat Alkalies & Chemicals, Ltd.	471,803	2,003,005
	Gujarat Fluorochemicals, Ltd.	101,490	617,253
	Gujarat Narmada Valley Fertilizers Co., Ltd.	647,256	2,896,955
	Gujarat State Fertilizers & Chemicals, Ltd.	473,389	2,943,137
	H.E.G., Ltd.	129,459	1,054,295
	HCL Infosystems, Ltd.	174,000	906,599
	HCL Technologies, Ltd.	349,200	2,382,960
	HDFC Bank, Ltd.	241,906	8,645,436
*	Himachal Futuristic Communications, Ltd.	504,605	284,908
	Himatsingka Seide, Ltd.	137,216	271,553
	Hinduja Ventures, Ltd.	65,909	881,346
	Hindustan Construction Co., Ltd.	1,016,128	4,136,101
*	Hindustan Motors, Ltd.	383,680	369,119
	Hindustan Sanitaryware & Industries, Ltd.	24,608	34,898
	Hotel Leelaventure, Ltd.	1,602,335	2,006,188
	HTMT Global Solutions, Ltd.	65,909	493,888
	ICI India, Ltd.	47,767	667,166
	ICICI Bank Sponsored ADR	949,468	49,220,421
	iGate Global Solutions, Ltd.	20,446	209,493
	India Cements, Ltd.	1,297,654	6,669,920
	India Glycols, Ltd.	115,658	806,818
	Indiabulls Financial Services, Ltd.	6,234	94,029
*	Indiabulls Sec	6,234	18,796
	Indian Hotels Co., Ltd.	2,942,890	9,113,723
	Indian Oil Corp., Ltd.	8,798	121,361
	Indo Rama Synthetics (India), Ltd.	202,314	218,593
	Indoco Remedies, Ltd.	500	3,422
	IndusInd Bank, Ltd.	1,816,067	4,438,685
	Industrial Development Bank of India, Ltd.	3,178,422	9,233,005
	Ipca Laboratories, Ltd.	94,786	1,466,331
	IVRCL Infrastructures & Projects, Ltd.	34,169	394,318
	J.B. Chemicals & Pharmaceuticals, Ltd.	377,474	550,581
	Jammu & Kashmir Bank, Ltd.	222,503	3,872,903
	JBF Industries, Ltd.	35,983	126,753
	Jet Airways (India), Ltd.	244,572	4,418,879
	Jindal Poly Films, Ltd.	21,594	116,891
*	Jindal Saw, Ltd.	162,712	3,500,616
	Jindal Stainless, Ltd.	774,612	2,983,367
	Jindal Steel & Power, Ltd.	566,145	32,003,820
	JK Tyre and Industries, Ltd.	119,005	409,632
	JSW Steel, Ltd.	1,091,845	28,583,617
	Jubilant Organosys, Ltd.	138,688	1,226,985
	Karnataka Bank, Ltd.	256,552	1,663,536
	Karur Vysya Bank, Ltd.	87,485	934,804
	Kesoram Industries, Ltd.	204,223	2,022,909

#	Kingway Brewery Holdings, Ltd.	7,730,000	$1,900,939
	Kirloskar Oil Engines, Ltd.	458,360	1,279,642
	Kohinoor Foods, Ltd.	95,364	260,665
*	Konark Minerals, Ltd.	246,234	37,229
	Lanxess ABS, Ltd.	32,052	158,057
	LIC Housing Finance, Ltd.	423,699	3,203,916
	Maharashtra Scooters, Ltd.	13,612	109,574
	Mahindra & Mahindra, Ltd.	556,166	9,470,186
	Maruti Suzuki India, Ltd.	544,780	11,632,904
	Mastek, Ltd.	83,250	559,892
*	Matrix Laboratories, Ltd.	490,684	2,315,288
*	Megasoft, Ltd.	60,998	160,511
	Mercator Lines, Ltd.	153,434	382,168
	Merck, Ltd.	29,241	256,942
	MIRC Electronics, Ltd.	229,924	130,980
	Mirza International, Ltd.	5,000	2,487
	Monnet Ispat, Ltd.	25,865	291,930
	Monsanto India, Ltd.	1,217	54,183
	Moser Baer (India), Ltd.	872,302	3,787,950
	Mphasis, Ltd.	292,087	1,635,901
	MRF, Ltd.	17,453	1,958,925
	Mukand, Ltd.	379,410	927,251
	Mukta Arts, Ltd.	30,300	106,907
	Nagarjuna Construction Co., Ltd.	574,251	3,831,093
*	Nagarjuna Fertilizers & Chemicals, Ltd.	2,946,847	3,705,832
*	Nahar Capital & Financial Services, Ltd.	51,549	—
	Nahar Spinning Mills, Ltd.	51,549	87,367
	Natco Pharma, Ltd.	110,241	300,749
	Navneet Publications (India), Ltd.	118,740	355,891
*	Netflier Finco, Ltd.	39,668	36,670
	NIIT Technologies, Ltd.	190,440	611,578
	NIIT, Ltd.	149,557	455,672
	Nirma, Ltd.	280,992	1,278,455
	NOCIL, Ltd.	1,279,177	962,944
	OCL India, Ltd.	82,078	444,365
*	OCL Iron & Steel, Ltd.	246,234	37,229
	Omax Autos, Ltd.	64,810	89,807
	Orchid Chemicals & Pharmaceuticals, Ltd.	445,419	2,765,572
	Patni Computer Systems, Ltd.	315,650	1,862,704
	Petronet LNG, Ltd.	1,859,989	3,369,543
	Polaris Software Lab, Ltd.	396,842	861,165
	Prism Cements, Ltd.	358,139	423,859
	PSL, Ltd.	62,792	581,009
	PTC India, Ltd.	64,837	188,344
*	Punjab Tractors, Ltd.	72,971	509,566
*	Rain Commodities, Ltd.	215,083	1,115,800
	Rallis India, Ltd.	15,926	168,212
	Raymond, Ltd.	288,315	2,423,604
*	REI Agro, Ltd.	195,681	7,044,680
	Reliance Capital, Ltd.	339,307	15,159,091
	Reliance Communications, Ltd.	4,291,822	60,800,741
	Reliance Industries, Ltd.	4,804,665	292,306,408
*	Reliance Natural Resources, Ltd.	3,800,245	12,381,843
	Rico Auto Industries, Ltd.	160,452	137,826
	Rolta India, Ltd.	643,272	4,788,838

	Ruchi Soya Industries, Ltd.	941,355	$2,758,244
*	SEAMEC, Ltd.	51,335	215,348
	Sesa GOA, Ltd.	8,700	743,560
	Shasun Chemicals & Drugs, Ltd.	94,986	143,363
	Shriram Transport Finance Co., Ltd.	105,855	1,017,124
*	Sicagen India, Ltd.	3,414	—
*	Sical Logistics, Ltd.	3,414	18,495
	SKF India, Ltd.	10,201	90,310
	Sona Koyo Steering Systems, Ltd.	59,284	76,043
	Sonata Software, Ltd.	457,576	451,737
	South India Bank, Ltd.	219,375	983,430
	SREI Infrastructure Finance, Ltd.	692,456	3,259,878
	SRF, Ltd.	266,306	770,689
*	Sterlite Industries (India), Ltd. Series A	1,436,564	29,627,688
	Sterlite Technologies, Ltd.	274,890	1,370,380
	Strides Arcolab, Ltd.	126,300	495,208
	Subros, Ltd.	73,890	81,877
	Sundram Fastners, Ltd.	38,520	37,254
	Supreme Petrochem, Ltd.	101,631	62,838
*	Swaraj Engines, Ltd.	14,132	102,884
	Syndicate Bank	1,271,548	3,047,127
	Tata Chemicals, Ltd.	1,092,020	8,832,777
	Tata Communications, Ltd.	929,481	10,217,696
#	Tata Communications, Ltd. ADR	37,900	939,920
	Tata Investment Corp., Ltd.	57,960	815,516
	Tata Metaliks, Ltd.	26,681	105,633
	Tata Motors, Ltd.	405,012	6,980,661
	Tata Steel, Ltd. (6101156)	2,285,578	45,128,179
*	Tata Steel, Ltd. (B28Z5L6)	1,714,184	5,722,871
	Tata Tea, Ltd.	166,270	3,364,417
	Tele Data Informatics, Ltd.	534,517	278,167
*	Teledata Marine Solutions, Ltd.	267,258	228,754
*	Teledata Technology Solution	267,258	228,754
	Trent, Ltd.	14,497	205,324
	Tube Investments of India, Ltd.	486,775	738,376
	TVS Motor Co., Ltd.	1,082,101	1,156,728
	Ucal Fuel Systems, Ltd.	24,245	46,553
	Unichem Laboratories, Ltd.	64,206	241,485
	United Phosphorus, Ltd.	176,000	1,450,820
	Usha Martin, Ltd.	1,017,075	2,417,653
*	Uttam Galva Steels, Ltd.	305,386	345,501
	Vardhman Textiles, Ltd.	88,383	258,875
	Varun Shipping Co.	549,032	1,056,707
	Videocon Industries, Ltd.	35,767	370,190
*	Welspun India, Ltd.	37,142	56,978
	Welspun-Gujarat Stahl Rohren, Ltd.	572,923	6,193,367
*	Wire & Wireless India, Ltd.	434,815	509,310
	Wockhardt, Ltd.	103,639	857,301
	Wyeth, Ltd.	6,540	81,661
	Zee Entertainment Enterprises, Ltd.	1,795,929	10,667,014
*	Zee News, Ltd.	726,155	916,244
	Zensar Technologies, Ltd.	68,072	214,816
	Zuari Industries, Ltd.	127,958	980,654
TOTAL COMMON STOCKS			982,297,669

PREFERRED STOCKS — (0.0%)
*	Ispat Industries, Ltd.	1,463,759	$276,913

RIGHTS/WARRANTS — (0.0%)
*	Cholamandalam DBS Finance, Ltd. Warrants 10/29/07	130	210
*	Indian Hotels Co., Ltd. Rights 03/28/08 (CH3342167)	588,578	813,404
*	Indian Hotels Co., Ltd. Rights 03/28/08 (RB1FRT61)	294,289	—
TOTAL RIGHTS/WARRANTS			813,614

TOTAL — INDIA			983,388,196

INDONESIA — (3.1%)
COMMON STOCKS — (3.1%)
*	PT Agis Tbk	2,012,000	78,275
*	PT Apac Citra Centretex Tbk	774,000	8,965
	PT Apexindo Pratama Tbk	3,576,500	702,824
*	PT Asahimas Flat Glass Tbk	5,333,500	1,804,935
	PT Astra Graphia Tbk	18,779,000	1,051,559
	PT Astra International Tbk	13,431,500	40,301,290
*	PT Bakrie & Brothers Tbk	200,594,500	7,428,657
*	PT Bakrieland Development Tbk	83,941,750	5,996,412
	PT Bank Niaga Tbk	59,850,500	4,881,332
*	PT Bank Pan Indonesia Tbk	141,853,326	9,897,778
	PT Berlian Laju Tanker Tbk	54,456,800	14,292,604
	PT Bhakti Investama Tbk	57,861,675	4,476,843
	PT Budi Acid Jaya Tbk	19,230,000	590,698
	PT Charoen Pokphand Indonesia Tbk	32,617,666	3,455,673
*	PT Ciputra Surya Tbk	17,718,000	1,488,262
*	PT Clipan Finance Indonesia Tbk	12,461,000	411,315
*	PT Davomas Adabi Tbk	142,035,000	4,519,566
*	PT Dynaplast Tbk	3,040,000	251,517
	PT Enseval Putera Megatrading Tbk	11,535,000	790,036
*	PT Ever Shine Textile Tbk	19,347,215	161,138
*	PT Great River International Tbk	1,788,000	—
	PT Gudang Garam Tbk	2,045,500	1,764,076
*	PT Hero Supermarket Tbk	220,000	110,425
*	PT Holcim Indonesia Tbk	12,501,000	1,856,053
	PT Indofood Sukses Makmur Tbk	25,723,500	8,064,642
	PT Indo-Rama Synthetics Tbk	7,901,320	570,595
	PT International Nickel Indonesia Tbk	67,860,000	69,105,106
	PT Jaya Real Property Tbk	25,947,500	3,467,565
*	PT Kawasan Industry Jababeka Tbk	104,408,000	1,941,615
	PT Lautan Luas Tbk	2,102,000	97,744
	PT Lippo Karawaci Tbk	76,640,000	6,114,872
	PT Matahari Putra Prima Tbk	29,674,400	1,961,289
	PT Mayorah Indah Tbk	8,807,572	1,432,213
	PT Medco Energi International Tbk	31,249,000	13,814,793
	PT Mitra Adiperkasa Tbk	3,033,000	216,767
*	PT Modern Photo Tbk	1,266,500	68,460
*	PT Panasia Indosyntec Tbk	403,200	20,016
*	PT Panin Insurance Tbk	30,688,500	884,918
*	PT Panin Life Tbk	38,423,500	680,710
	PT Petrosea Tbk	76,000	43,518

*	PT Polychem Indonesia Tbk	14,413,500	$219,180
	PT Ramayana Lestari Sentosa Tbk	650,000	57,114
	PT Samudera Indonesia Tbk	415,500	232,806
	PT Selamat Semp Tbk	10,624,000	471,722
	PT Semen Gresik Tbk	65,312,410	37,240,423
	PT Sinar Mas Agro Resources & Technology Tbk	8,192,900	9,009,864
	PT Summarecon Agung Tbk	3,675,000	358,560
*	PT Sunson Textile Manufacturer Tbk	6,012,000	258,652
*	PT Suparma Tbk	3,995,345	99,159
*	PT Surya Dumai Industri Tbk	5,145,000	—
	PT Surya Toto Indonesia Tbk	46,400	40,949
*	PT Suryainti Permata Tbk	4,344,500	872,806
	PT Tempo Scan Pacific Tbk	64,660,000	4,478,051
	PT Tigaraksa Satria Tbk	718,200	25,749
	PT Trias Sentosa Tbk	29,527,200	599,693
	PT Trimegah Sec Tbk	34,298,000	927,126
	PT Tunas Ridean Tbk	10,810,000	1,222,684
*	PT Ultrajaya Milk Industry & Trading Co. Tbk	13,717,500	701,434
*	PT Unggul Indah Cahaya Tbk	371,435	100,900
TOTAL COMMON STOCKS			271,721,928

RIGHTS/WARRANTS — (0.0%)
*	PT Bakrieland Development Tbk Warrants 04/30/10	7,865,025	360,065
*	PT Budi Acid Jaya Tbk Warrants 01/11/12	2,136,666	34,177
*	PT Matahari Putra Prima Tbk Warrants 01/12/10	5,451,425	34,278
*	PT Summarecon Agung Tbk Rights 06/21/10	262,500	7,239
TOTAL RIGHTS/WARRANTS			435,759

TOTAL — INDONESIA			272,157,687

ISRAEL — (2.5%)
COMMON STOCKS — (2.5%)
*	Afcon Industries, Ltd.	1,451	10,378
*	Africa Israel Industries, Ltd.	7,006	515,050
*	American Israeli Paper Mills, Ltd.	23,254	1,485,873
	Ashtrom Properties, Ltd.	171,400	191,061
	Azorim Investment Development & Construction Co., Ltd.	299,403	3,729,611
	Bank Hapoalim B.M.	14,182,489	60,597,861
	Bank Leumi Le-Israel	13,378,631	61,469,279
	Bank of Jerusalem, Ltd.	71,150	111,568
	Baran Group, Ltd.	90,555	1,723,395
	Blue Square Chain Investments and Properties, Ltd.	33,400	237,275
	Clal Industries, Ltd.	773,796	3,827,791
*	Delta-Galil Industries, Ltd.	131,707	693,835
	Dexia Isreal, Ltd.	1,050	108,933
	Discount Investment Corp.	283,611	7,377,237
	Elbit Medical Imaging, Ltd.	141,338	6,090,993
*	Electra (Israel), Ltd.	13,319	1,724,827
*	Elron Electronic Industries, Ltd.	274,956	2,581,338
*	Feuchtwanger Investments, Ltd.	10,500	35
*	First International Bank of Israel, Ltd. (6123804)	752,360	1,845,157
*	First International Bank of Israel, Ltd. (6123815)	294,660	3,552,809
*	Formula Systems, Ltd.	91,685	1,139,556
*	Formula Vision Technologies, Ltd.	1	—

*	Granite Hacarmel Investments, Ltd.	142,500	$296,313
	IDB Development Corp., Ltd. Series A	299,281	9,093,680
	Industrial Building Corp., Ltd.	937,191	2,366,101
	Israel Cold Storage & Supply Co., Ltd.	7,000	56,606
	Israel Petrochemical Enterprises, Ltd.	197,712	1,502,074
*	Israel Salt Industries, Ltd.	158,462	853,533
*	Israel Steel Mills, Ltd.	97,000	1,035
*	Jerusalem Oil Exploration, Ltd.	27,096	423,041
*	Kardan Israel, Ltd.	2,237	8,140
*	Knafaim Arkia Holdings, Ltd.	117,857	1,080,732
	Koor Industries, Ltd.	149,180	10,515,252
	Leader Holding & Investments, Ltd.	197,439	344,744
	Liberty Properties, Ltd.	3,457	43,829
*	Makhteshim-Agan Industries, Ltd.	227,355	1,895,064
*	Mer Industries, Ltd.	19,959	109,712
	Merhav-Ceramic & Building Materials Center, Ltd.	36,232	72,330
*	Metalink, Ltd.	11,000	31,050
*	Middle East Tube Co., Ltd.	18,000	42,128
*	Miloumor, Ltd.	97,997	233,339
*	Minrav Holdings, Ltd.	2,000	115,379
	Mivtach Shamir Holdings, Ltd.	10,944	323,305
*	Naphtha Israel Petroleum Corp.	407,900	193,886
*	OCIF Investments and Development, Ltd.	14,180	335,765
*	Orckit Communications, Ltd.	109,096	868,558
*	Property and Building Corp., Ltd.	15,803	1,582,475
*	Retalix, Ltd.	71,662	1,161,909
*	Scailex Corp., Ltd.	423,455	4,071,009
	Suny Electronic Inc., Ltd.	90,241	300,392
	Super-Sol, Ltd. Series B	793,301	3,349,145
	Team Computer & Systems, Ltd.	6,937	263,806
*	The Israel Land Development Co., Ltd.	182,187	1,354,256
*	Tower Semiconductor, Ltd.	578,773	568,045
* #	TTI Team Telecom International, Ltd. ADR	18,170	40,883
	Union Bank of Israel, Ltd.	499,194	2,528,198
	United Mizrahi Bank, Ltd.	1,696,011	12,876,811
	Urdan Industries, Ltd.	526,698	648,417
	Ytong Industries, Ltd.	173,581	172,173

TOTAL — ISRAEL			218,736,977

MALAYSIA — (4.4%)
COMMON STOCKS — (4.4%)
	A&M Realty Berhad	854,200	169,069
*	Advanced Synergy Capital Berhad	153,500	19,896
	Affin Holdings Berhad	9,805,900	6,802,267
	Alliance Financial Group Berhad	5,187,100	4,604,612
	Al-’Aqar KPJ REIT	109,921	33,027
	Aluminum Co. of Malaysia Berhad	250,000	85,262
*	AMBD Berhad	2,782,700	212,438
	AMMB Holdings Berhad	21,388,662	24,596,333
	Ancom Berhad	413,437	123,020
	Ann Joo Resources Berhad	1,293,000	1,272,357
	APM Automotive Holdings Berhad	1,024,700	701,553
	Apollo Food Holdings Berhad	198,400	169,964
	Asas Dunia Berhad	524,700	154,407

	Asia Pacific Land Berhad	5,644,300	$607,285
	Asiatic Development Berhad	1,918,900	5,516,348
	Bandar Raya Developments Berhad	3,669,100	2,093,806
	Batu Kawan Berhad	2,309,250	8,139,512
	Berjaya Corp. Berhad	15,708,680	5,735,961
*	Berjaya Corp. Berhad ICULS	36,680,990	7,750,718
	Berjaya Land Berhad	3,425,000	6,281,496
	Bernas Padiberas Nasional Berhad	4,807,300	3,074,481
	Bimb Holdings Berhad	1,544,700	602,275
	Bina Darulaman Berhad	118,000	33,286
	Binaik Equity Berhad	149,800	28,788
	Bolton Properties Berhad	1,277,400	365,331
	Boustead Holdings Berhad	3,343,400	5,134,434
	Boustead Properties Berhad	343,700	408,998
	Cahya Mata Sarawak Berhad	1,401,400	881,740
	Chemical Co. of Malaysia Berhad	311,000	258,250
	Chin Teck Plantations Berhad	296,600	717,535
	Choo Bee Metal Industries Berhad	339,700	229,033
*	Country Heights Holdings Berhad	174,000	60,220
	Cycle & Carriage Bintang Berhad	249,800	167,328
*	Damansara Realty Berhad	2,955,600	243,549
*	Datuk Keramik Holdings Berhad	127,000	—
	Dijaya Corp. Berhad	612,100	245,718
	DNP Holdings Berhad	1,431,800	588,623
	DRB-Hicom Berhad	7,715,700	3,351,477
	Eastern & Oriental Berhad (6468754)	1,863,766	1,320,462
	Eastern & Oriental Berhad (B19ZLW1)	283,149	221,591
	Eastern Pacific Industrial Corp. Berhad	497,700	306,550
	ECM Libra Financial Group Berhad	6,220,730	1,648,297
	EON Capital Berhad	1,459,607	2,281,635
*	Equine Capital Berhad	690,000	332,843
	Esso Malaysia Berhad	905,500	596,191
	Far East Holdings Berhad	388,800	762,539
	Focal Aims Holdings Berhad	424,000	43,955
*	Fountain View Development Berhad	2,573,200	177,212
	Gamuda Berhad	10,059,200	12,230,317
	General Corp. Berhad	1,681,400	620,551
	Globetronics Technology Berhad	360,000	25,620
	Glomac Berhad	1,609,100	587,532
	Gold IS Berhad	1,598,600	888,568
*	Golden Plus Holdings Berhad	201,000	51,778
	Gopeng Berhad	273,900	68,321
	Grand United Holdings Berhad	1,387,700	295,946
*	Gula Perak Berhad	50	1
	GuocoLand (Malaysia) Berhad	486,000	308,781
	Hap Seng Consolidated Berhad	1,779,200	1,396,479
	Hong Leong Financial Group Berhad	1,249,437	1,809,108
	Hong Leong Industries Berhad	1,225,800	1,523,989
	Hume Industries (Malaysia) Berhad	537,667	624,109
	Hunza Properties Berhad	1,033,300	766,322
	Hwang-DBS (Malaysia) Berhad	908,700	536,723
	IGB Corp. Berhad	11,062,600	6,552,513
	IJM Corp. Berhad	5,666,500	12,723,227
	IJM Plantations Berhad	115,400	149,622
*	Insas Berhad	3,779,000	685,574

	Integrated Logistics Berhad	1,222,800	$330,352
	IOI Corp. Berhad	1,852,500	4,607,545
	IOI Properties Berhad	13,600	53,939
*	Jaks Resources Berhad	3,438,000	1,114,265
	Jaya Tiasa Holdings Berhad	1,185,135	1,354,440
	Jerneh Asia Berhad	425,120	206,229
	K & N Kenanga Holdings Berhad	2,209,100	566,386
*	Karambunai Corp. Berhad	6,839,800	220,158
	Keck Seng (Malaysia) Berhad	1,663,400	2,332,014
	Kian Joo Can Factory Berhad	3,566,680	1,373,244
*	KIG Glass Industrial Berhad	260,000	2,442
	Kim Hin Industry Berhad	453,800	192,254
	Kim Loong Resources Berhad	232,000	262,722
	KLCC Property Holdings Berhad	5,492,000	5,409,368
	Knusford Berhad	153,300	71,678
	KPJ Healthcare Berhad	1,570,300	1,561,527
	KrisAssets Holdings Berhad	250,377	193,416
	KSL Holdings Berhad	189,466	71,220
	Kuala Lumpur Kepong Berhad	2,100,050	12,043,271
*	Kub Malaysia Berhad	6,829,000	1,459,731
	Kuchai Development Berhad	345,600	103,439
	Kulim Malaysia Berhad	2,050,825	5,721,897
*	Kumpulan Europlus Berhad	1,702,900	271,822
	Kumpulan Fima Berhad	585,100	94,348
*	Kumpulan Hartanah Selangor Berhad	520,000	105,331
	Kwantas Corp. Berhad	246,000	403,613
*	Land & General Berhad	14,757,000	1,534,641
	Landmarks Berhad	1,497,200	1,172,406
*	LBS Bina Group Berhad	1,607,000	227,383
	Leader Universal Holdings Berhad	6,643,033	1,907,009
	Leong Hup Holdings Berhad	1,469,800	520,691
*	Lien Hoe Corp. Berhad	1,997,150	128,041
*	Lion Corp Berhad	1,520,200	243,860
	Lion Diversified Holdings Berhad	1,682,500	824,193
	Lion Industries Corp. Berhad	4,734,381	2,888,564
	MAA Holdings Berhad	888,700	351,752
	Malaysia Building Society Berhad	419,000	141,770
*	Malaysian Airlines System Berhad	387,067	494,595
	Malaysian Bulk Carriers Berhad	1,712,725	2,177,984
	Malaysian Mosaics Berhad	354,240	124,692
*	Malaysian Resources Corp. Berhad	4,575,700	2,821,092
	Marco Holdings Berhad	1,710,000	60,594
	MBM Resources Berhad	487,533	457,393
*	Measat Global Berhad	377,500	184,560
	Mega First Corp. Berhad	1,101,700	426,813
	Melewar Industrial Group Berhad	1,294,300	448,836
	Merge Housing Berhad	58,952	10,576
	Metro Kajang Holdings Berhad	535,333	222,167
*	Metroplex Berhad	817,000	—
	Mieco Chipboard Berhad	873,900	169,017
	MISC Berhad	15,000	41,050
	MK Land Holdings Berhad	6,778,500	1,262,046
	MMC Corp. Berhad	6,970,479	8,180,053
	MNRB Holdings Berhad	1,150,800	1,736,403
	MTD ACPI Engineering Berhad	2,193,100	1,052,177

	MTD Infraperdana Berhad	6,166,300	$1,456,673
	Muda Holdings Berhad	706,000	75,714
	Muhibbah Engineering Berhad	748,000	705,432
*	MUI Properties Berhad	1,314,000	72,888
*	Mulpha International Berhad	11,817,500	3,763,811
	Multi-Purpose Holdings Berhad	1,974,000	1,254,427
	MWE Holdings Berhad	458,000	145,117
*	Naluri Berhad	3,491,300	794,612
*	Narra Industries Berhad	154,200	28,576
	NCB Holdings Berhad	2,381,700	2,255,059
	Negri Sembilan Oil Palms Berhad	167,600	231,253
	New Straits Times Press (Malaysia) Berhad	1,751,100	975,029
	NV Multi Corp. Berhad	671,800	152,806
	Nylex (Malaysia) Berhad	328,550	136,326
	OKS Property Holdings Berhad	373,356	87,132
	Oriental Holdings Berhad	3,021,116	5,422,991
	Oriental Interest Berhad	170,000	71,155
	OSK Holdings Berhad	5,309,618	3,189,813
	OSK Ventures Interantional Berhad	66,000	29,109
	P.I.E. Industrial Berhad	323,600	512,002
	Pacific & Orient Berhad	283,365	127,027
	Pacificmas Berhad	305,000	404,429
*	Pan Malaysia Cement Works Berhad	1,271,800	76,593
	Panasonic Manufacturing Malaysia Berhad	339,180	1,151,671
*	Paracorp Berhad	252,000	789
	Paramount Corp. Berhad	203,900	144,205
*	Parkson Holdings Berhad	2,519,790	6,073,660
	PBA Holdings Berhad	1,502,500	561,942
	Pelikan International Corp. Berhad	148,680	183,519
*	Permaju Industries Berhad	1,714,300	256,460
	Petronas Dagangan Berhad	970,900	2,534,668
	PJ Development Holdings Berhad	2,768,800	580,515
	PK Resources Berhad	5,300	1,359
*	Pos Malaysia & Services Holdings Berhad	3,633,817	2,277,939
	PPB Group Berhad	6,909,466	23,115,473
*	Prime Utilities Berhad	46,000	4,198
*	Promet Berhad	140,000	—
	Protasco Berhad	282,200	78,806
*	Proton Holdings Berhad	3,652,500	4,630,882
*	Pulai Springs Berhad	159,800	51,524
*	Ramunia Holdings Berhad	2,434,780	1,199,597
	Ranhill Berhad	4,323,500	2,292,943
*	RB Land Holdings Berhad	742,900	528,848
	RHB Capital Berhad	3,940,800	6,045,409
*	Salcon Berhad	574,000	160,313
*	Sapura Resources Berhad	286,800	23,294
	Sarawak Energy Berhad	4,681,000	3,052,847
	Sarawak Oil Palms Berhad	150,700	276,594
	Scientex, Inc. Berhad	645,048	230,689
	Selangor Dredging Berhad	1,312,700	321,957
	Shangri-La Hotels (Malaysia) Berhad	738,000	564,351
	Shell Refining Co. Federation of Malaysia Berhad	164,900	569,489
	SHL Consolidated Berhad	1,008,700	509,340
*	Silverstone Corp. Berhad	8,690	177
*	Sime Darby Berhad	10,192,211	37,010,378

	Southern Acids (Malaysia) Berhad	44,000	$24,941
	Southern Steel Berhad	865,300	614,162
	Store Corp. Berhad	124,630	113,878
	Subur Tiasa Holdings Berhad	438,600	473,596
	Sunrise Berhad	1,538,784	1,120,054
	Sunway City Berhad	2,358,700	2,166,336
*	Sunway Holdings Berhad	4,077,900	1,788,299
	Suria Capital Holdings Berhad	590,800	491,366
	Symphony House Berhad	510,960	47,263
	TA Enterprise Berhad	10,119,100	3,489,847
	Tahp Group Berhad	27,000	30,251
*	Talam Corp. Berhad	5,944,350	398,831
	Tamco Corp. Holdings Berhad	219,500	55,533
	Tan Chong Motor Holdings Berhad	5,338,300	3,110,470
	TDM Berhad	1,059,200	680,640
	Tekala Corp. Berhad	337,700	83,817
	TH Group Berhad	1,975,800	473,172
*	Time Dotcom Berhad	8,911,700	1,519,865
	Tiong Nam Transport Holdings Berhad	171,500	48,092
	Tradewinds (Malaysia) Berhad	844,200	1,020,768
	Tradewinds Plantation Berhad	779,600	947,926
	TSR Capital Berhad	157,900	68,358
	UAC Berhad	77,398	102,723
	UEM World Berhad	3,852,300	4,133,943
	UMW Holdings Berhad	2,916,886	6,346,213
	Unico-Desa Plantations Berhad	4,321,228	1,431,383
	Unisem (M) Berhad	4,666,700	2,142,423
	United Malacca Rubber Estates Berhad	450,100	1,116,229
	United Plantations Berhad	698,100	3,094,883
*	Utama Banking Group Berhad	1,811,200	1,332,378
	Utusan Melayu (Malaysia) Berhad	449,500	151,532
	VS Industry Berhad	1,048,780	999,538
	Warisan TC Holdings Berhad	109,850	70,315
	WTK Holdings Berhad	2,262,250	1,610,586
	Yeo Hiap Seng (Malaysia) Berhad	355,320	172,223
	YTL Corp. Berhad	5,993,600	14,304,771
	YTL Power International Berhad	399,573	314,683
	Yu Neh Huat Berhad	2,169,400	1,705,610
	Zelan Berhad	1,017,000	1,047,706
TOTAL COMMON STOCKS			386,180,176

PREFERRED STOCKS — (0.0%)
*	Malayan United Industries Berhad A1	1,526,067	107,486
*	Malayan United Industries Berhad A2	1,526,067	100,321
TOTAL PREFERRED STOCKS			207,807

RIGHTS/WARRANTS — (0.0%)
*	Bandar Raya Developments Berhad Warrants 09/26/12	1,607,495	442,822
*	Jerneh Asia Berhad Rights	159,420	23,954
*	Mieco Chipboard Berhad Warrants 04/21/09	76,000	1,427
*	OSK Property Berhad Warrants 04/05/09	93,339	6,793
*	Salcon Berhad Warrants 05/17/14	143,500	26,054
*	Sarawak Oil Palms Berhad Rights 03/27/08	45,210	50,241

*	Sarawak Oil Palms Berhad Warrants 01/19/11	23,250	$34,207
TOTAL RIGHTS/WARRANTS			585,498

TOTAL — MALAYSIA			386,973,481

MEXICO — (7.2%)
COMMON STOCKS — (7.2%)
#	Alfa S.A.B. de C.V. Series A	6,037,464	37,769,383
	Cemex S.A.B. de C.V. Sponsored ADR	8,115,325	223,577,204
	Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR	195,000	10,225,800
	Consorcio ARA S.A.B. de C.V.	951,800	990,014
*	Consorcio Hogar S.A.B. de C.V. Series B	707,031	326,779
#	Controladora Comercial Mexicana S.A.B. de C.V. Series B	7,880,200	20,233,940
*	Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	1,666,486	3,905,583
	Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B	3,689	2,687
	Corporativo Fragua S.A.B. de C.V. Series B	70	788
*	Desc S.A. de C.V. Series B	2,072,467	1,915,726
*	Dine S.A.B. de C.V.	1,848,267	1,803,398
	El Puerto de Liverpool S.A.B. de C.V. Series 1	20,000	112,045
	El Puerto de Liverpool S.A.B. de C.V. Series C1	328,600	1,840,896
	Embotelladora Arca S.A.B. de C.V., Mexico	458,003	1,796,090
*	Empaques Ponderosa S.A. de C.V. Series B	90,000	7,563
* #	Empresas ICA S.A.B. de C.V.	2,356,372	14,182,235
*	Empresas ICA S.A.B. de C.V. Sponsored ADR	321,828	7,672,380
#	Fomento Economico Mexicano S.A.B. de C.V. Series B & D	1,464,000	5,864,202
	Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	1,149,795	45,991,800
*	GMD Resorts S.A.B. de C.V.	41,400	50,716
#	Gruma S.A.B. de C.V. ADR	85,416	990,826
	Gruma S.A.B. de C.V. Series B	3,347,050	9,647,379
	Grupo Aeroportuario del Pacifico S.A. de C.V. ADR	298,989	13,744,524
	Grupo Aeroportuario del Sureste S.A.B. de C.V.	739,200	3,825,067
	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	186,833	9,700,369
#	Grupo Carso S.A.B. de C.V. Series A-1	13,173,051	57,808,907
	Grupo Cementos de Chihuahua S.A.B. de C.V.	2,821,092	15,907,166
#	Grupo Continental S.A.B. de C.V.	1,444,500	3,574,160
#	Grupo Financiero Inbursa S.A. de C.V. Series O	11,472,615	29,672,403
*	Grupo Gigante S.A.B. de C.V. Series B	324,076	662,374
	Grupo Herdez S.A.B. de C.V.	319,000	473,585
	Grupo Industrial Maseca S.A.B. de C.V. Series B	2,771,700	2,562,076
	Grupo Industrial Saltillo S.A.B. de C.V.	1,318,369	2,178,817
* #	Grupo Iusacell S.A.B. de C.V.	143,500	1,634,774
*	Grupo Mexicano de Desarrollo S.A.B. de C.V.	43,400	107,386
	Grupo Nutrisa S.A. de C.V.	428	444
	Grupo Posadas S.A. de C.V. Series L	356,000	629,897
*	Grupo Qumma S.A. de C.V. Series B	5,301	89
*	Impulsora Del Desarrollo Y El Empleo en America Latina, S.A. de C.V.	6,727,615	8,674,917
	Industrias Bachoco S.A.B. de C.V. Series B	823,600	1,999,402
* #	Industrias CH S.A.B. de C.V. Series B	4,678,852	18,108,162
#	Industrias Penoles S.A.B. de C.V.	1,277,400	29,817,927
#	Organizacion Soriana S.A.B. de C.V. Series B	16,434,200	43,563,673
*	Sanluis Corporacion S.A. de C.V. Series A	2,400	1,071
*	Sanluis Corporacion S.A. de C.V. Series C & Series B	3,376	2,837
*	Savia S.A. de C.V.	3,457,285	258,247

#	Vitro S.A.B. de C.V.	3,272,886	$5,653,445
#	Vitro S.A.B. de C.V. Sponsored ADR	330,736	1,699,983

TOTAL — MEXICO			641,169,136

PHILIPPINES — (0.7%)
COMMON STOCKS — (0.7%)
	A. Soriano Corp.	20,195,000	1,535,704
	Alaska Milk Corp.	7,953,000	977,875
*	Alsons Consolidated Resources, Inc.	16,904,000	246,714
*	Bacnotan Consolidated Industries, Inc.	2,341,817	745,110
*	Banco de Oro-EPCI, Inc.	5,115,420	6,600,920
*	Belle Corp.	31,340,000	716,531
	Cebu Holdings, Inc.	7,763,250	570,434
*	Digital Telecommunications Phils., Inc.	96,987,000	3,721,754
	DMCI Holdings, Inc.	5,354,000	1,041,275
*	Empire East Land Holdings, Inc.	24,860,000	386,301
*	Export & Industry Bank, Inc.	14,950	127
	Filinvest Development Corp.	6,763,500	619,702
*	Filinvest Land, Inc.	237,350,156	6,066,428
*	Filipina Water Bottling Corp.	5,471,786	—
	First Philippines Holdings Corp.	2,011,100	2,274,356
*	House of Investments, Inc.	700,000	30,123
	Megaworld Properties & Holdings, Inc.	82,784,600	4,926,425
	Metro Bank & Trust Co.	7,428,220	7,628,167
*	Mondragon International Philippines, Inc.	2,464,000	7,612
	Petron Corp.	22,111,000	3,311,153
*	Philippine National Bank	3,619,900	2,774,590
*	Philippine National Construction Corp.	398,900	40,417
*	Philippine Realty & Holdings Corp.	20,930,000	212,497
	Philippine Savings Bank	1,232,313	1,623,577
*	Prime Media Holdings, Inc.	409,000	5,104
*	Prime Orion Philippines, Inc.	13,400,000	145,008
*	RFM Corp.	4,976,400	54,462
	Rizal Commercial Banking Corp.	1,165,699	542,792
	Robinson’s Land Corp. Series B	6,162,700	1,722,217
	Security Bank Corp.	2,136,110	3,327,224
	Semirara Mining Corp.	141,700	198,113
	Shang Properties, Inc.	614,285	31,089
	SM Development Corp.	26,395,680	1,661,989
*	Solid Group, Inc.	19,668,000	305,180
	Union Bank of the Philippines	821,942	734,527
	Universal Robina Corp.	18,561,345	6,457,408

TOTAL — PHILIPPINES			61,242,905

POLAND — (2.5%)
COMMON STOCKS — (2.5%)
	Agora SA	476,224	8,921,202
*	Amica Wronki SA	174,355	1,286,240
	Asseco Poland SA	25,223	752,730
	Bank Millennium SA	5,515,278	17,592,415
	Bank Pekao SA	41,481	3,111,678
	Bank Przemyslowo Handlowy BPH SA	12,570	461,612
*	Boryszew SA	252,799	912,550

*	Budimex SA	103,953	$3,912,776
	Debica SA	110,153	4,881,793
*	Echo Investment SA	1,057,250	3,016,796
	Elektrobudowa SA	29,635	2,519,117
	Fabryki Mebli Forte SA	70,159	203,993
*	Farmacol SA	3,304	47,991
*	Ferrum SA	4,233	16,426
	Grupa Kety SA	85,385	4,348,028
	Grupa Lotos SA	839,119	12,146,982
	Impexmetal SA	6,026,700	14,973,636
	Kredyt Bank SA	317,313	2,829,696
*	Kroscienskie Huty Szkla Krosno SA	63,425	82,627
*	Lentex SA	158,570	1,694,751
*	MNI SA	287,468	450,740
*	Mostostal Export SA	879,352	1,680,731
*	Mostostal Warszawa SA	356,616	9,946,351
*	Mostostal Zabrze Holding SA	350,940	1,311,417
*	Netia Holdings SA	3,274,477	5,591,870
*	Opoczno SA	8,902	152,489
	Orbis SA	668,253	16,399,548
*	Polski Koncern Miesny Duda SA	157,279	350,716
*	Polski Koncern Naftowy Orlen SA	5,310,008	90,077,902
	Prokom Software SA	186,227	9,879,731
*	Raciborska Fabryka Kotlow SA	1,167,888	4,042,227
*	Stalexport SA	460,000	561,844
	Ster-Projekt SA	153,711	444,450
	Sygnity SA	22,007	342,805
*	Synthos SA	2,644,222	1,312,890
	Zelmer SA	3,000	75,260
TOTAL COMMON STOCKS			226,334,010

RIGHTS/WARRANTS — (0.0%)
*	Kroscienski Huty Szkla Krosno SA Rights	63,425	35,076

TOTAL — POLAND			226,369,086

SOUTH AFRICA — (8.7%)
COMMON STOCKS — (8.7%)
	ABSA Group, Ltd.	2,353,362	33,311,124
	Advtech, Ltd.	620,958	357,239
	Aeci, Ltd.	1,334,024	11,729,070
	Afgri, Ltd.	2,326,794	2,022,430
	African Bank Investments, Ltd.	3,484,414	13,726,799
	African Rainbow Minerals, Ltd.	1,544,126	39,855,389
*	AG Industries, Ltd.	1,340,058	332,576
	Allied Electronics Corp., Ltd.	543,184	2,550,802
	Amalgamated Appliance Holdings, Ltd.	1,148,822	247,955
	ArcelorMittal South Africa, Ltd.	2,266,514	53,749,460
	Argent Industrial, Ltd.	927,027	2,125,770
	AST Group, Ltd.	968,701	127,289
#	Aveng, Ltd.	2,124,618	16,700,436
	AVI, Ltd.	3,477,686	7,771,961
	Avusa, Ltd.	391,810	2,221,657
	Barloworld, Ltd.	2,022,480	24,353,303

	Bell Equipment, Ltd.	374,930	$2,385,983
	Business Connexion Group	465,381	285,369
	Capitec Bank Holdings, Ltd.	143,752	711,533
	Caxton & CTP Publishers & Printers, Ltd.	2,238,205	3,681,697
	City Lodge Hotels, Ltd.	6,227	59,790
*	Corpgro, Ltd.	579,166	—
	Data Tec, Ltd.	1,770,481	7,202,196
	Datacentrix Holdings, Ltd.	603,757	309,503
*	Delta Electrical Industries, Ltd.	234,340	328,806
	Dimension Data Holdings P.L.C.	3,977,377	4,012,133
	Distell Group, Ltd.	680,989	4,665,502
	Dorbyl, Ltd.	184,041	182,201
*	Durban Roodeport Deep, Ltd.	194,447	242,114
*	Enaleni Pharmaceuticals, Ltd.	1,423,513	537,850
	Enviroserv Holdings, Ltd.	259,484	435,263
	Exxaro Resources, Ltd.	80,503	1,040,062
*	Freeworld Coatings, Ltd.	2,119,859	2,649,925
	Gold Fields, Ltd.	183,112	2,557,708
	Gold Fields, Ltd. Sponsored ADR	5,529,035	78,457,007
#	Gold Reef Resorts, Ltd.	344,218	1,181,497
	Grindrod, Ltd.	1,298,695	3,984,241
	Group Five, Ltd.	182,543	1,259,112
* #	Harmony Gold Mining Co., Ltd.	3,183,494	38,672,412
* #	Harmony Gold Mining Co., Ltd. Sponsored ADR	425,220	5,162,171
	Highveld Steel & Vanadilum Corp., Ltd.	268,788	5,094,373
	Hudaco Industries, Ltd.	134,909	1,260,812
#	Hulamin, Ltd.	757,380	2,172,270
	Iliad Africa, Ltd.	76,658	117,056
	Illovo Sugar, Ltd.	497,655	1,910,922
	Imperial Holdings, Ltd.	829,977	8,396,091
#	Investec, Ltd.	1,125,335	8,537,163
*	JCI, Ltd.	4,289,448	—
	JD Group, Ltd.	1,116,746	6,019,949
	Kap International Holdings, Ltd.	1,207,660	320,032
	Lewis Group, Ltd.	930,772	5,311,085
	Liberty Group, Ltd.	1,566,347	15,185,175
*	M Cubed Holdings, Ltd.	1,850,526	47,209
	Medi-Clinic Corp., Ltd.	1,032,627	2,886,508
*	Merafe Resources, Ltd.	9,817,457	3,012,376
	Metair Investments, Ltd.	994,366	1,430,716
*	Metorex, Ltd.	411,846	954,684
	Metropolitan Holdings, Ltd.	7,756,480	14,105,916
	Murray & Roberts Holdings, Ltd.	1,479,104	18,503,634
	Mustek, Ltd.	520,141	309,448
	Mvelaphanda Group, Ltd.	3,564,018	3,834,270
	Nampak, Ltd.	4,925,966	11,533,015
	Naspers, Ltd. Series N	78,824	1,491,872
	Nedbank Group, Ltd.	2,352,106	34,692,898
	New Clicks Holdings, Ltd.	2,651,056	5,020,185
	Northam Platinum, Ltd.	746,149	7,014,665
	Nu-World Holdings, Ltd.	158,299	345,898
	Oceana Group, Ltd.	482,566	1,048,471
	Omnia Holdings, Ltd.	405,946	3,884,232
*	Palabora Mining Co., Ltd.	69,265	1,020,472
	Peregrine Holdings, Ltd.	665,741	1,341,004

	Pretoria Portland Cement Co., Ltd.	2,927,992	$15,898,350
*	Product Co.	130,947	—
	PSG Group, Ltd.	637,899	1,685,270
*	Randgold & Exploration Co., Ltd.	256,811	—
	Redefine Income Fund, Ltd.	83,325	75,773
	Sanlam, Ltd.	28,259,449	67,157,915
	Sappi, Ltd.	1,311,653	16,212,439
	Sappi, Ltd. Sponsored ADR	602,200	7,407,060
	Sasol, Ltd. Sponsored ADR	1,309,923	67,081,157
	Spur Corp., Ltd.	171,875	183,377
#	Steinhoff International Holdings, Ltd.	9,195,876	21,120,565
	Sun International, Ltd.	139,784	2,324,696
	Super Group, Ltd.	2,030,145	2,191,756
	Telkom South Africa, Ltd.	1,022,486	18,232,539
#	Telkom South Africa, Ltd. Sponsored ADR	3,800	271,852
	Tiger Automotive, Ltd.	467,278	1,037,111
*	Tiger Wheels, Ltd.	575,610	—
	Tongaat-Hulett	721,298	7,760,470
	Trans Hex Group, Ltd.	509,906	604,666
	Trencor, Ltd.	1,060,981	3,719,486
	UCS Group, Ltd.	1,309,466	584,770
*	Value Group, Ltd.	874,662	201,428

TOTAL — SOUTH AFRICA			771,740,416

SOUTH KOREA — (9.8%)
COMMON STOCKS — (9.8%)
#	Aekyung Petrochemical Co., Ltd.	19,060	632,331
* #	Anam Electronics Co., Ltd.	24,280	181,874
* #	Asia Cement Manufacturing Co., Ltd.	10,728	696,922
* #	Asia Paper Manufacturing Co., Ltd.	34,410	394,532
#	AUK Corp.	40,090	110,757
#	BNG Steel Co., Ltd	30,250	430,631
#	Bohae Brewery Co., Ltd.	8,830	213,158
	Boo Kook Securities Co., Ltd.	27,705	868,986
#	Boryung Pharmaceutical Co., Ltd.	10,796	552,143
	BYC Co., Ltd.	810	185,838
*	Byuck San Corp.	10,472	138,101
* #	Byuck San Engineering and Construction Co., Ltd.	87,860	611,639
#	Cambridge Members Co., Ltd.	8,070	154,847
#	Cheil Industrial, Inc.	95,804	4,297,346
	Cho Kwang Leather Co., Ltd.	13,660	115,693
	Cho Kwang Paint Co., Ltd.	24,260	67,134
*	Choil Aluminum Manufacturing Co., Ltd.	13,190	124,674
	Chon Bang Co., Ltd.	2,520	111,060
	Choongwae Pharmaceutical Corp.	4,870	197,291
	Chosun Refractories Co., Ltd.	8,170	836,260
#	Chungho Comnet Co., Ltd.	17,450	380,301
*	CJ Cheiljedang Corp.	505	144,393
*	CJ Corp.	32,902	2,464,041
* #	Comtec Systems Co., Ltd.	75,460	150,307
* #	Cosmochemical Co., Ltd.	47,640	296,546
#	Crown Confectionery Co., Ltd.	1,670	179,398
#	Dae Chang Industrial Co., Ltd.	25,740	215,002
#	Dae Dong Industrial Co., Ltd.	17,320	364,522

#	Dae Hyun Co., Ltd.	192,600	$172,085
#	Dae Sang Corp.	110,202	1,238,657
#	Dae Won Kang Up Co., Ltd.	21,320	413,267
* #	Dae Young Packaging Co., Ltd.	388,976	174,377
#	Daeduck Electronics Co., Ltd.	157,570	790,499
#	Daeduck Industries Co., Ltd.	54,840	430,486
	Daegu Bank Co., Ltd.	135,722	1,856,436
* #	Daehan Flour Mills Co., Ltd.	5,955	1,177,718
*	Daehan Pulp Co., Ltd.	15,051	84,436
	Daehan Synthetic Fiber Co., Ltd.	5,193	763,149
#	Daekyo Co., Ltd.	24,460	2,013,604
#	Daelim Industrial Co., Ltd.	96,827	15,067,033
	Daelim Trading Co., Ltd.	31,734	167,199
	Daesang Farmsco Co., Ltd.	42,230	74,735
#	Daesang Holdings Co., Ltd.	33,096	170,795
#	Daesung Industrial Co., Ltd.	8,895	1,369,224
* #	Daewon Cable Co., Ltd.	13,570	172,285
	Daewon Pharmaceutical Co., Ltd.	39,180	198,337
* #	Daewoo Electronic Components Co., Ltd.	28,158	125,818
#	Daewoo Motor Sales Corp.	93,860	3,202,302
#	Daewoong Co., Ltd.	14,890	660,139
	Dahaam E-Tec Co., Ltd.	5,985	201,121
#	Daishin Securities Co., Ltd.	201,051	5,222,309
* #	Daiyang Metal Co., Ltd.	77,290	547,246
#	Daou Technology, Inc.	98,850	968,048
	DC Chemical Co., Ltd.	1,370	490,264
#	DI Corp.	101,890	236,277
	Digital Power Communications Co., Ltd.	113,840	210,486
	Dong Ah Tire Industrial Co., Ltd.	51,594	477,231
*	Dong Hai Pulp Co., Ltd.	14,310	173,722
	Dong IL Rubber Belt Co., Ltd.	39,459	127,217
#	Dong Wha Pharmaceutical Industries Co., Ltd.	10,828	578,157
* #	Dong Won Co., Ltd.	14,220	273,970
	Dongbang Agro Co., Ltd.	53,610	377,672
#	Dongbang Transport Logistics Co., Ltd.	10,350	309,726
#	Dongbu Corp.	73,520	1,493,192
* #	Dongbu HiTek Co., Ltd.	98,304	918,823
#	Dongbu Securities Co., Ltd.	75,776	782,294
* #	Dongbu Steel Co., Ltd.	92,198	1,121,613
	Dong-Il Corp.	6,223	502,045
*	Dongkook Industrial Co., Ltd.	16,200	80,177
#	Dongkuk Steel Mill Co., Ltd.	176,412	7,891,259
#	Dongsu Industrial Co., Ltd.	27,140	516,508
	Dongsung Chemical Co., Ltd.	9,530	133,996
* #	Dongsung Pharmaceutical Co., Ltd.	18,510	209,508
	Dongwon F&B Co., Ltd.	8,706	482,717
	Dongwon Industries Co., Ltd.	7,116	742,710
*	Dongyang Engineering & Construction Corp.	6,597	301,591
*	Dongyang Express Bus Corp.	3,729	118,442
#	Dongyang Mechatronics Corp.	46,027	338,641
	Doosan Heavy Industries & Construction Co., Ltd.	1,479	213,629
	DPI Co., Ltd.	22,738	203,008
	Duck Yang Industry Co., Ltd.	4,000	45,431
#	Ducsung Co., Ltd.	45,260	134,467
* #	Eagon Industrial Co., Ltd.	11,400	233,184

*	En Paper Manufacturing Co., Ltd.	46,660	$127,322
	Enex Co., Ltd.	5,960	83,932
	e-Starco Co., Ltd.	170,050	154,159
#	F&F Co., Ltd.	62,660	278,772
*	Feelux Co., Ltd.	95,500	155,440
* #	First Fire & Marine Insurance Co., Ltd.	28,830	240,263
#	Fursys, Inc.	24,120	585,616
	Gaon Cable Co., Ltd.	12,730	532,896
#	Global & Yuasa Battery Co., Ltd.	44,940	391,565
	Green Cross Corp.	10,540	1,038,086
	GS Holdings Corp.	285,000	13,817,272
#	Hae In Co., Ltd.	55,050	328,497
#	Halla Engineering & Construction Corp.	38,260	1,414,557
* #	Han All Pharmaceutical Co., Ltd.	79,410	238,918
#	Han Kuk Carbon Co., Ltd.	25,070	169,387
#	Han Yang Securities Co., Ltd.	41,750	838,916
	Hana Financial Group, Inc.	88,972	3,947,954
	Handok Pharmaceuticals Co., Ltd.	18,150	347,970
#	Handsome Corp.	90,060	1,035,641
*	Handsome P&D Corp.	23,940	338,825
#	Hanil Cement Manufacturing Co., Ltd.	25,603	2,478,607
* #	Hanil Construction Co., Ltd.	38,025	567,617
#	Hanil E-Wha Co., Ltd.	135,210	312,604
	Hanil Iron & Steel Co., Ltd.	1,815	56,656
	Hanjin Heavy Industries and Construction Co., Ltd.	114,787	7,032,200
* #	Hanjin Heavy Industry Co., Ltd.	44,690	1,582,335
#	Hanjin Shipping Co., Ltd.	250,060	9,465,100
#	Hanjin Transportation Co., Ltd.	38,000	1,527,986
	Hankook Cosmetics Co., Ltd.	110,860	414,091
	Hankook Shell Oil Co., Ltd.	1,880	178,289
	Hankook Tire Manufacturing Co., Ltd.	335,120	5,101,123
* #	Hankuk Glass Industries, Inc.	29,050	973,455
#	Hankuk Paper Manufacturing Co., Ltd.	14,500	554,052
	Hansae Co., Ltd.	43,890	185,403
#	Hanshin Construction Co., Ltd.	19,880	627,794
* #	Hansol Chemical Co., Ltd.	35,837	310,900
* #	Hansol Paper Co., Ltd.	158,874	1,868,998
#	Hanssem Co., Ltd.	49,690	394,127
* #	Hansung Enterprise Co., Ltd.	9,410	58,064
*	Hanwha Chemical Corp.	267,600	4,906,025
#	Hanwha Securities Co., Ltd.	122,490	1,595,504
*	Hanwha Timeworld Co., Ltd.	9,000	132,636
* #	Heavy Industries	59,460	298,064
	Heung-A Shipping Co., Ltd.	63,680	187,593
* #	Honam Petrochemical Corp.	60,759	5,909,010
#	Hotel Shilla Co., Ltd.	67,520	2,011,289
*	HS R&A Co., Ltd.	12,680	130,163
#	Huchems Fine Chemical Corp.	38,970	962,783
* #	Huneed Technologies	9,003	75,921
#	Husteel Co., Ltd.	22,160	364,438
#	Hwa Sung Industrial Co., Ltd.	44,200	643,285
	Hwacheon Machine Tool Co., Ltd.	2,050	103,799
	Hwacheon Machinery Works Co., Ltd.	4,490	76,825
* #	Hwashin Co., Ltd.	59,700	162,121
#	Hyosung T & C Co., Ltd.	124,047	8,151,113

*	Hyundai Cement Co., Ltd.	17,245	$651,838
#	Hyundai Department Store H & S Co., Ltd.	15,752	1,273,408
#	Hyundai DSF Co., Ltd.	27,180	352,198
#	Hyundai Elevator Co., Ltd.	10,770	1,134,623
#	Hyundai Hysco	270,550	2,568,963
* #	Hyundai Merchant Marine Co., Ltd.	139,351	5,835,982
	Hyundai Mobis	3,297	253,074
#	Hyundai Motor Co., Ltd.	764,050	53,572,993
	Hyundai Pharmaceutical Ind. Co., Ltd.	10,470	495,544
#	Hyundai Securities Co., Ltd.	472,919	8,266,922
#	Hyundai Steel Co.	238,900	18,483,332
#	Il Dong Pharmaceutical Co., Ltd.	20,084	897,957
	Il Sung Construction Co., Ltd.	7,660	84,342
* #	Iljin Diamond Co., Ltd.	11,368	158,158
*	Iljin Display Co., Ltd.	14,591	199,866
	Ilshin Spinning Co., Ltd.	5,070	411,707
#	Ilsung Pharmaceutical Co., Ltd.	9,060	1,125,962
#	InziControls Co., Ltd.	27,640	137,583
* #	ISU Chemical Co., Ltd.	19,790	241,616
#	IsuPetasys Co., Ltd.	116,640	185,270
#	Jahwa Electronics Co., Ltd.	69,130	445,360
#	Jeil Mutual Savings Bank	40,900	296,921
	Jeil Pharmaceutical Co.	29,220	335,236
#	Jeonbuk Bank, Ltd.	170,944	1,456,815
*	Jinro, Ltd.	57	19,504
* #	Joongang Construction Co., Ltd.	20,550	307,024
#	K.C. Tech Co., Ltd.	82,240	448,903
#	KCC Corp.	29,050	17,127,031
	KCTC	6,030	165,489
#	Keangnam Enterprises, Ltd.	53,600	2,114,676
* #	KEC Corp.	116,249	139,966
* #	KEC Holdings Co., Ltd.	38,749	80,380
#	Keyang Electric Machinery Co., Ltd.	187,450	504,736
* #	KG Chemical Corp.	36,983	474,085
* #	Kia Motors Corp.	931,590	9,526,620
#	KISWIRE, Ltd.	38,524	1,767,739
	Kodenshi Korea Corp.	64,590	173,022
* #	Kolon Industries, Inc.	60,719	1,602,539
#	Korea Cast Iron Pipe Co., Ltd.	44,688	239,590
* #	Korea Circuit Co., Ltd.	57,220	239,729
#	Korea Development Co., Ltd.	40,490	742,601
#	Korea Development Leasing Corp.	9,522	410,330
#	Korea Electric Terminal Co., Ltd.	42,160	940,919
	Korea Exchange Bank	482,380	6,745,546
#	Korea Export Packing Industries Co., Ltd.	5,420	68,309
	Korea Fine Chemical Co., Ltd.	6,795	526,820
* #	Korea Flange Co., Ltd.	18,630	275,954
#	Korea Investment Holdings Co., Ltd.	167,096	9,065,345
#	Korea Iron & Steel Co., Ltd.	38,530	3,122,128
#	Korea Kolmar Co., Ltd.	20,300	75,135
#	Korea Komho Petrochemical Co., Ltd.	48,369	2,654,364
	Korea Line Corp.	1,718	357,067
#	Korea Mutual Savings Bank	18,280	495,549
* #	Korea Petrochemical Industry Co., Ltd.	17,160	835,751
#	Korea Polyol Co., Ltd.	9,632	555,343

	Korea Zinc Co., Ltd.	35,825	$5,409,164
	Korean Air Co., Ltd.	205,694	15,541,080
* #	Korean Air Terminal Service Co., Ltd.	10,970	647,875
#	Korean French Banking Corp.	159,610	262,538
* #	KP Chemical Corp.	304,576	3,003,939
#	KPC Holdings Corp.	7,249	403,549
*	KT Freetel, Ltd.	458,000	11,944,893
* #	KTB Network, Ltd.	129,810	1,346,975
#	Kukdo Chemical Co., Ltd.	15,960	417,311
*	Kukdong Corp.	32,500	40,471
	Kukje Pharm Ind. Co., Ltd.	30,180	102,531
#	Kumho Electronics Co., Ltd.	3,969	116,092
#	Kumho Industrial Co., Ltd.	74,975	3,641,556
#	Kumho Tire Co., Inc.	216,000	2,540,236
#	Kumkang Industrial Co., Ltd.	11,170	145,130
	Kunsul Chemical Industrial Co., Ltd.	22,480	426,124
#	Kwang Dong Pharmaceutical Co., Ltd.	243,890	1,036,185
*	Kwang Myung Electric Engineering Co., Ltd.	102,680	145,906
#	Kyeryong Construction Industrial Co., Ltd.	26,510	1,121,599
#	Kyobo Securities Co., Ltd.	67,440	1,590,159
	Kyung Dong Navien Co., Ltd.	3,450	88,716
* #	Kyungbang Co., Ltd.	1,856	292,289
	Lee Ku Industrial Co., Ltd.	60,490	114,529
	LG Chemical, Ltd.	199,708	16,691,736
	LG Corp.	362,105	25,185,018
	LG Dacom Corp.	81,230	1,359,001
#	LG Electronics, Inc.	427,627	46,056,931
#	LG Fashion Corp.	50,470	1,342,798
#	LG International Corp.	82,553	1,472,129
#	LG Phillips LCD Co., Ltd.	444,000	21,094,257
*	Lotte Chilsung Beverage Co., Ltd.	1,420	1,526,365
*	Lotte Confectionary Co., Ltd.	3,625	5,312,455
* #	Lotte Sam Kang Co., Ltd.	4,440	1,026,337
#	LS Cable, Ltd.	67,340	6,364,677
*	Maniker Co., Ltd.	247,030	211,198
#	Meritz Securities Co., Ltd.	163,667	1,466,652
	Mi Chang Oil Industrial Co., Ltd.	3,650	135,884
#	MonAmi Co., Ltd.	9,490	119,951
#	Moorim Paper Co., Ltd.	57,710	538,466
*	Motonic Corp.	640	60,473
#	Namhae Chemical Corp.	70,640	1,864,173
* #	Namkwang Engineering & Construction Co., Ltd.	29,854	390,775
*	Namsun Aluminum Co., Ltd.	14,470	98,566
#	Namyang Dairy Products Co., Ltd.	1,985	1,609,654
	Nasan Co., Ltd.	9,654	237,060
	Nexen Corp.	5,680	177,597
#	Nexen Tire Corp.	4,820	174,999
#	NH Investment & Securities Co., Ltd.	54,071	585,216
#	Nong Shim Holdings Co., Ltd.	7,060	590,219
#	Noroo Paint Co., Ltd.	37,899	184,735
#	Ottogi Corp.	10,309	1,375,857
#	Pacific Pharmaceutical Co., Ltd.	3,840	145,183
	Pang Rim Co., Ltd.	15,040	369,510
*	Pantech & Curitel Communications, Inc.	2,834	—
*	Pantech Co., Ltd.	10,374	—

#	PaperCorea, Inc.	19,552	$172,097
#	Pohang Coated Steel Co., Ltd.	15,650	374,744
#	Poong Lim Industrial Co., Ltd.	74,350	678,742
#	Poong San Corp.	123,590	2,531,167
	POSCO	420	231,010
#	POSCO ADR	1,060,011	143,419,488
#	Pulmuone Co., Ltd.	15,710	765,584
	Pum Yang Construction Co., Ltd.	21,917	370,787
	Pusan Bank	431,650	5,712,060
#	Pusan City Gas Co., Ltd.	37,100	976,008
* #	Pyung Hwa Holdings Co., Ltd.	42,576	106,825
#	Pyung Hwa Industrial Co., Ltd.	42,488	165,811
#	S&T Corp.	19,434	392,918
*	S&T Corp.	5,166	393,359
#	S&T Dynamics Co., Ltd.	138,204	1,203,455
* #	Saehan Industries, Inc.	162,470	1,041,817
* #	Saehan Media Corp.	38,923	165,888
#	Sam Kwang Glass Industrial Co., Ltd.	15,850	627,010
*	Sam Whan Camus Co., Ltd.	9,400	113,955
	Sam Yung Trading Co., Ltd.	13,840	80,027
* #	Sambu Construction Co., Ltd.	23,868	1,445,387
#	Samho International Co., Ltd.	12,120	214,813
	Samhwa Crown and Closure Co., Ltd.	3,100	77,163
	Samhwa Paints Industrial Co., Ltd.	48,610	170,561
* #	Samick Musical Instruments Co., Ltd.	621,710	539,761
*	Samsung Climate Control Co., Ltd.	11,990	103,731
	Samsung Corp.	632,820	38,604,868
#	Samsung Electro-Mechanics Co., Ltd.	99,520	4,586,686
*	Samsung Electronics Co., Ltd.	52,988	15,799,628
#	Samsung Fine Chemicals Co., Ltd.	89,080	5,320,204
* #	Samsung SDI Co., Ltd.	166,550	11,612,106
* #	Samwhan Corp.	40,500	920,211
#	Samyang Corp.	30,176	1,532,862
#	Samyang Genex Co., Ltd.	9,472	633,377
	Samyang Tongsang Co., Ltd.	8,060	342,466
*	Samyoung Chemical Co., Ltd.	2,820	25,588
#	Samyoung Electronics Co., Ltd.	56,300	718,089
*	SAVEZONE I&C Corp.	166,200	512,619
	SC Engineering Co., Ltd.	34,640	141,318
#	Seah Besteel Corp.	31,400	529,367
#	SEAH Holdings Corp.	10,789	1,093,110
#	SEAH Steel Corp.	14,125	665,365
#	Sebang Co., Ltd.	80,550	1,095,828
	Sejong Industrial Co., Ltd.	101,600	609,714
	Sempio Foods Co.	16,170	353,222
#	Seondo Electric Co., Ltd.	35,800	91,576
#	Seoul Securities Co., Ltd.	683,569	1,100,540
*	SGWICUS Corp.	20,530	67,622
*	SH Chemical Co., Ltd.	44,940	403,706
#	Shin Heung Securities Co., Ltd.	28,003	879,354
*	Shin Poong Paper Manufacturing Co., Ltd.	14,470	258,162
#	Shin Young Securities Co., Ltd.	26,040	1,656,980
	Shin Young Wacoal, Inc.	273	40,199
	Shinhan Financial Group Co., Ltd.	91,506	4,929,319
*	Shinpoong Pharmaceutical Co., Ltd.	13,200	305,724

#	Shinsegae Engineering & Construction Co., Ltd.	3,980	$121,077
	Shinsung Engineering & Construction Co., Ltd.	39,449	277,038
#	Shinsung Engineering Co., Ltd.	108,470	531,407
*	Shinsung Tongsang Co., Ltd.	34,250	162,757
#	Silla Trading Co., Ltd.	18,890	269,059
	Sindo Ricoh Co., Ltd.	27,650	1,682,976
#	SJM Co., Ltd.	60,580	348,783
	SK Co., Ltd.	129,764	23,061,676
	SK Energy Co., Ltd.	230,735	31,327,616
#	SK Gas Co., Ltd.	24,760	1,985,469
#	SKC Co., Ltd.	74,250	1,833,192
	SL Corp.	33,210	271,201
*	Songwon Industrial Co., Ltd.	45,480	190,698
#	Soosan Heavy Industries Co., Ltd.	90,730	142,922
* #	Ssangyong Cement Industry Co., Ltd.	244,156	3,380,710
* #	Ssangyong Motor Co.	390,550	2,082,117
#	Suheung Capsule Co., Ltd.	52,170	335,965
	Sung Bo Chemicals Co., Ltd.	4,130	175,381
#	Sung Chang Enterprise Co., Ltd.	20,760	522,777
* #	Sung Shin Cement Co., Ltd.	60,720	783,641
* #	Sungjee Construction Co., Ltd.	28,480	928,732
* #	Sungwon Corp.	69,880	1,042,457
* #	Sunjin Co., Ltd.	7,650	218,541
#	Sunkyong Securities Co., Ltd.	384,280	1,260,409
#	Tae Kwang Industrial Co., Ltd.	2,881	3,086,679
#	Tae Kyung Industrial Co., Ltd.	92,200	367,540
#	Taegu Department Store Co., Ltd.	52,221	860,620
* #	Taeyoung Engineering & Construction	242,600	2,640,814
#	Tai Han Electric Wire Co., Ltd.	146,747	7,150,118
	Tai Lim Packaging Industries Co., Ltd.	13,420	156,844
*	Taihan Textile Co., Ltd.	836	42,522
* #	Telcoware Co., Ltd.	36,000	297,668
* #	The Will-Bes & Co., Ltd.	44,310	185,447
*	Tong Kook Corp.	607	1,010
#	Tong Yang Moolsan Co., Ltd.	12,890	121,061
* #	TRYBRANDS, Inc.	75,800	351,190
#	TS Corp.	11,001	745,260
#	Unid Co., Ltd.	32,400	1,336,580
*	Unimo Technology Co., Ltd.	46,890	72,536
* #	Union Steel Manufacturing Co., Ltd.	29,697	720,632
	Wiscom Co., Ltd.	32,980	144,449
#	Woori Financial Co., Ltd.	53,950	583,909
#	Woori Investment & Securities Co., Ltd.	333,310	7,561,222
	WooSung Feed Co., Ltd.	101,890	194,782
#	YESCO Co., Ltd.	16,050	664,220
#	Yoosung Enterprise Co., Ltd.	106,520	435,128
#	Youlchon Chemical Co., Ltd.	82,970	673,641
*	Young Poong Mining & Construction Corp.	18,030	1,056
	Youngbo Chemical Co., Ltd.	33,000	85,241
#	Youngone Corp.	178,660	1,779,407
#	Youngpoong Corp.	4,220	1,968,012
#	YuHwa Securities Co., Ltd.	26,020	557,578
* #	Yuyang Telecom Co., Ltd.	11,200	111,318
*	Zinus, Inc.	9,330	7,452
TOTAL COMMON STOCKS			869,120,045

RIGHTS/WARRANTS — (0.0%)
*	Hanwha Securities Co., Ltd. Rights 03/11/08	63,678	$325,495

TOTAL — SOUTH KOREA			869,445,540

TAIWAN — (11.7%)
COMMON STOCKS — (11.7%)
*	A.G.V. Products Corp.	2,006,000	817,494
*	Abocom Systems, Inc.	340,752	144,153
*	Acbel Polytech, Inc.	2,796,040	1,121,859
*	Accton Technology Corp.	2,528,000	1,008,748
	Allis Electric Co., Ltd.	749,320	225,487
	Ampoc Far East Co., Ltd.	727,200	269,683
	Amtran Technology Co., Ltd.	1,866,237	1,605,592
*	Apex Science & Engineering Corp.	496,000	118,908
*	Arima Computer Corp.	6,587,000	1,169,809
	Asia Cement Corp.	10,533,365	17,293,320
	Asia Chemical Corp.	1,756,000	919,535
	Asia Polymer Corp.	1,576,489	1,277,933
*	Asia Vital Components Co., Ltd.	1,133,322	840,708
	AU Optronics Corp.	3,785,317	7,220,071
	Audix Co., Ltd.	811,000	625,870
	Aurora Corp.	548,403	499,733
	Aurora Systems Corp.	281,000	180,630
	Avision, Inc.	1,353,982	810,842
	Bank of Kaohsiung Co., Ltd.	3,532,622	1,745,569
*	Behavior Tech Computer Corp.	2,211,791	459,314
*	Bes Engineering Corp.	9,541,443	2,844,700
	Biostar Microtech International Corp.	458,265	243,874
	C Sun Manufacturing, Ltd.	212,736	121,870
*	Carnival Industrial Corp.	2,482,000	672,815
	Cathay Chemical Works, Inc.	857,000	374,592
	Cathay Real Estate Development Co., Ltd.	8,230,421	5,448,751
	Central Reinsurance Co., Ltd.	2,340,744	1,293,691
	Chain Qui Development Co., Ltd.	272,173	321,860
	Champion Building Materials Co., Ltd.	1,987,538	1,060,792
	Chang Hwa Commercial Bank	40,421,459	25,254,320
*	Chang-Ho Fibre Corp.	192,000	87,755
	Charoen Pokphand Enterprises Co., Ltd.	1,223,000	666,224
	Cheng Loong Corp.	7,053,480	2,837,650
	Chenming Mold Industrial Corp.	762,348	254,821
	Chi Mei Optoelectronic Corp.	28,881,840	37,988,770
*	Chia Her Industrial Co., Ltd.	2,263,340	212,451
*	Chia Hsin Cement Corp.	3,768,000	2,933,042
*	Chia Hsin Food & Synthetic Fiber Co., Ltd.	514,966	63,798
*	Chien Shing Stainless Steel Co., Ltd.	2,280,000	717,867
*	Chien Tai Cement Co., Ltd.	238	15
	Chilisin Electronics Corp.	165,000	84,935
	China Airlines	17,623,952	9,502,093
	China Chemical & Pharmaceutical Co.	1,877,264	1,143,680
	China Development Financial Holding Corp.	82,399,056	33,740,886
	China Electric Manufacturing Co., Ltd.	2,529,200	1,220,384
*	China General Plastics Corp.	2,402,000	775,399

	China Glaze Co., Ltd.	875,945	$340,113
*	China Man-Made Fiber Co., Ltd.	8,736,813	2,991,342
	China Motor Co., Ltd.	6,106,749	4,571,700
*	China Petrochemical Development Corp.	12,493,000	5,965,228
*	China Rebar Co., Ltd.	439,188	64,213
	China Steel Structure Co., Ltd.	498,219	306,220
	China Synthetic Rubber Corp.	2,189,890	2,839,873
*	China United Trust & Investment Corp.	493,999	—
*	China Wire & Cable Co., Ltd.	1,362,000	345,400
*	Chinatrust Financial Holdings Co., Ltd.	38,505,809	34,424,526
	Ching Feng Home Fashions Industries Co., Ltd.	964,190	755,313
	Chin-Poon Industrial Co., Ltd.	2,197,451	1,832,725
	Chun Yu Works & Co., Ltd.	1,800,000	570,019
	Chun Yuan Steel Industrial Co., Ltd.	3,336,026	1,425,227
	Chung Hsin Electric & Machinery Co., Ltd.	1,362,000	1,058,694
	Chung Hwa Pulp Corp.	3,513,419	2,375,193
*	Chung Shing Textile Co., Ltd.	600	9
*	Chungwa Picture Tubes Co., Ltd.	51,320,045	17,174,902
*	Clevo Co.	2,445,029	3,595,342
*	CMC Magnetics Corp.	24,065,000	7,773,514
	Collins Co., Ltd.	2,528,319	967,517
	Compal Electronics, Inc.	2,278,232	2,053,324
	Compeq Manufacturing Co., Ltd.	7,890,000	2,517,636
*	Compex International Co. Ltd.	46,400	300
	Continental Engineering Corp.	5,696,848	3,874,963
*	Cosmos Bank Taiwan	6,220,200	609,646
	CTCI Corp.	2,762,786	2,160,408
	CX Technology Co., Ltd.	82,728	47,551
	Cyntec Co., Ltd.	26,655	29,299
	Da-Cin Construction Co., Ltd.	1,684,579	787,499
*	Delpha Construction Co., Ltd.	1,684,044	434,691
*	Der Pao Construction Co., Ltd.	1,139,000	30,211
	Diamond Flower Electric Instrument Co., Ltd.	67,916	158,677
*	E.Sun Financial Holding Co., Ltd.	14,657,000	8,426,423
	Eastern Media International	8,164,235	2,504,372
	Eclat Textile Co., Ltd.	301,813	162,912
	Edom Technology Co., Ltd.	888,800	478,432
	Elan Microelectronics Corp.	1,495,361	2,205,107
	Elite Material Co., Ltd.	1,168,739	415,139
	Elite Semiconductor Memory Technology, Inc.	770,009	1,251,408
*	Elitegroup Computer Systems Co., Ltd.	7,674,975	2,839,724
	Enlight Corp.	1,891,549	533,723
*	EnTie Commercial Bank	2,083,474	526,475
	Eten Information Systems, Ltd.	842,009	1,091,143
*	Eva Airways Corp.	16,403,783	9,003,372
*	Ever Fortune Industrial Co., Ltd.	409,000	4,366
	Everest Textile Co., Ltd.	3,357,002	818,872
	Evergreen International Storage & Transport Corp.	6,264,000	4,221,848
	Evergreen Marine Corp., Ltd.	11,512,527	9,409,117
	Everlight Chemical Industrial Corp.	1,816,950	1,003,083
*	Everspring Industry Co., Ltd.	1,293,180	340,960
	Evertop Wire Cable Corp.	790,372	217,997
	Excel Cell Electronics Co., Ltd.	565,000	279,816
	Far East Textile, Ltd.	17,787,541	28,980,148
	Far Eastern Department Stores, Ltd.	4,734,225	8,657,836

*	Far Eastern International Bank	11,541,236	$3,884,865
	Federal Corp.	2,988,286	2,043,540
	Feng Hsin Iron & Steel Co., Ltd.	333,000	624,050
*	FIC Global, Inc.	122,255	28,892
	First Copper Technology Co., Ltd.	2,383,750	999,360
	First Financial Holding Co., Ltd.	17,883,506	15,965,454
	First Hotel	495,322	565,210
*	First Steamship Co., Ltd.	728,000	1,548,077
	Formosa Taffeta Co., Ltd.	7,495,511	7,446,330
	Formosan Rubber Group, Inc.	4,667,000	3,255,871
	Formosan Union Chemical Corp.	223,848	97,623
	Fortune Electric Co., Ltd.	757,000	1,166,479
*	Fu I Industrial Co., Ltd.	290,400	99,862
	Fubon Financial Holding Co., Ltd.	30,440,000	33,128,431
	Fwuson Industry Co., Ltd.	1,474,000	650,820
*	G.T.M. Corp.	543,000	488,287
*	Giga Storage Corp.	2,039,898	508,077
	Giga-Byte Technology Co., Ltd.	5,303,287	3,309,375
	Gold Circuit Electronics, Ltd.	1,421,805	1,013,692
	Goldsun Development & Construction Co., Ltd.	7,993,038	5,005,121
	Good Will Instrument Co., Ltd.	365,400	268,066
	Gordon Auto Body Parts Co., Ltd.	1,034,830	387,782
*	Grand Pacific Petrochemical Corp.	3,861,000	1,427,527
	Grape King, Inc.	516,000	351,365
	Great China Metal Industry Co., Ltd.	1,577,000	744,243
	Great Wall Enterprise Co., Ltd.	1,640,398	2,170,218
	Hanpin Co., Ltd.	1,008,000	610,066
*	Helix Technology, Inc.	29,585	9,043
	Hey Song Corp.	3,250,000	1,834,591
*	Hitron Technologies, Inc.	619,000	195,033
*	Ho Tung Holding Corp.	3,868,628	1,184,554
*	Hocheng Corp.	2,777,000	986,098
*	Hold-Key Electric Wire & Cable Co., Ltd.	1,338,420	457,874
*	Hong Ho Precision Textile Co., Ltd.	58,136	17,230
	Hong Tai Electric Industrial Co., Ltd.	1,613,000	1,256,734
	Hong Yi Fiber Industry Co., Ltd.	573,000	183,673
	Hsin Kuang Steel Co., Ltd.	1,000,099	1,229,410
	Hsing Ta Cement Co., Ltd.	1,969,980	725,947
	Hua Eng Wire & Cable Co., Ltd.	3,839,035	1,469,910
	Hua Nan Financial Holding Co., Ltd.	3,099,428	2,448,072
*	Hualon Corp.	257,040	8,980
	Hung Ching Development & Construction Co., Ltd.	1,828,468	951,556
	Hung Poo Construction Corp.	1,378,650	2,194,685
	Hung Sheng Construction Co., Ltd.	3,463,000	2,915,520
*	Hwa Fong Rubber Co., Ltd.	296,000	83,824
	Ichia Technologies, Inc.	1,463,000	1,054,136
	Inventec Corp.	12,941,697	7,478,523
*	Jean Co., Ltd.	190,000	59,897
	Jui Li Enterprise Co., Ltd.	692,000	255,113
	Jung Shing Wire Co., Ltd.	126,670	33,706
	K Laser Technology, Inc.	680,000	584,310
	Kang Na Hsiung Co., Ltd.	1,395,127	739,827
*	Kao Hsing Chang Iron & Steel Corp.	2,196,000	632,748
	Kaulin Manufacturing Co., Ltd.	820,050	783,475
	Kee Tai Properties Co., Ltd.	1,072,095	748,284

*	Kenda Rubber Industrial Co., Ltd.	1,868,505	$1,504,958
	King Yuan Electronics Co., Ltd.	9,655,699	4,794,919
	Kingdom Construction Co., Ltd.	3,912,000	2,103,955
*	King’s Town Bank	5,194,012	1,560,994
	Kinpo Electronics, Inc.	9,500,368	3,152,907
	Knowledge-Yield-Excellence Systems Corp.	421,460	579,929
	Kung Long Batteries Industrial Co., Ltd.	173,000	211,780
*	Kuoyang Construction Co., Ltd.	641,029	406,079
*	Kwong Fong Industries Corp.	3,801,000	1,217,404
	Lan Fa Textile Co., Ltd.	2,350,930	878,275
*	Lead Data Co., Ltd.	2,539,140	614,869
*	Leadtek Research, Inc.	706,645	280,430
*	Lealea Enterprise Co., Ltd.	4,440,000	1,396,844
	Lee Chang Yung Chemical Industry Corp.	927,387	1,046,199
	Lee Chi Enterprises Co., Ltd.	845,900	337,756
	Lelon Co., Ltd.	919,118	339,895
*	Leofoo Development Co., Ltd.	2,276,000	1,650,533
	Les Enphants Co., Ltd.	157,740	113,675
*	Li Peng Enterprise Co., Ltd.	3,835,300	1,229,048
	Lian Hwa Foods Corp.	157,000	62,574
*	Lien Chang Electronic Enterprise Co., Ltd.	623,000	192,789
	Lien Hwa Industrial Corp.	3,951,884	2,916,640
	Lingsen Precision Industries, Ltd.	2,254,295	864,782
	Lite-On Technology Corp.	104,189	142,326
	Long Bon Development Co., Ltd.	2,700,943	1,603,661
	Long Chen Paper Co., Ltd.	3,497,713	1,383,968
	Lucky Cement Corp.	2,683,000	922,676
	Macronix International Co., Ltd.	25,853,255	11,433,585
	Mayer Steel Pipe Corp.	788,740	734,524
	Maywufa Co., Ltd.	192,264	99,514
	Mega Financial Holding Co., Ltd.	73,408,000	52,418,320
*	Megamedia Corp.	782	6
	Meiloon Co., Ltd.	567,834	373,886
	Mercuries & Associates, Ltd.	3,536,980	2,462,351
*	Mercuries Data Co., Ltd.	1,131,800	257,354
	Merida Industry Co., Ltd.	447,260	805,272
	Microelectronics Technology, Inc.	1,938,000	1,058,986
	Micro-Star International Co., Ltd.	6,401,528	5,091,554
*	Microtek International, Inc.	819,062	129,546
	Mitac Technology Corp.	1,501,065	1,201,131
	Mobiletron Electronics Co., Ltd.	90,000	85,325
	Mospec Seminconductor Corp.	404,000	456,716
*	Mustek Systems, Inc.	2,117,514	530,495
*	Namchow Chemical Industrial Co., Ltd.	1,122,057	354,885
	Nankang Rubber Tire Co., Ltd.	214,570	359,596
	Nantex Industry Co., Ltd.	1,326,795	1,258,540
	Nanya Technology Co., Ltd.	20,440,706	11,766,044
*	New Asia Construction & Development Co., Ltd.	1,011,542	225,531
	Nien Hsing Textile Co., Ltd.	3,910,000	2,518,958
	Ocean Plastics Co., Ltd.	1,135,776	819,358
*	Optimax Technology Corp.	3,466,000	1,030,640
*	Opto Tech Corp.	885,609	750,917
*	Orient Semiconductor Electronics, Ltd.	648,713	161,439
	Oriental Union Chemical Corp.	3,497,280	3,401,371
*	Pacific Construction Co., Ltd.	4,079,256	450,494

*	Pacific Electric Wire & Cable Corp.	1,873,020	$31,505
	Pan Jit International, Inc.	913,155	823,175
	Phihong Technology Co., Ltd.	2,048,447	1,279,782
*	Picvue Electronics, Ltd.	241,600	—
*	Potrans Electrical Corp.	1,139,000	160,635
	Prince Housing & Development Corp.	3,390,036	1,947,527
*	Procomp Informatics, Ltd.	391,440	—
*	Prodisc Technology, Inc.	6,185,157	1,016,835
	Promise Technology, Inc.	646,126	372,609
*	Qisda Corp.	8,294,400	7,729,722
*	Quintain Steel Co., Ltd.	3,247,000	831,362
	Radium Life Tech Corp.	791,114	896,054
*	Ralec Electronic Corp.	286,018	344,500
	Realtek Semiconductor Corp.	789,500	2,338,978
*	Rectron, Ltd.	621,128	90,846
*	Reward Wool Industry Corp.	965,000	321,876
*	Rexon Industrial Corp., Ltd.	1,026,820	286,556
*	Ritek Corp.	20,663,518	4,934,455
	Ruentex Development Co., Ltd.	2,897,000	3,093,379
	Ruentex Industries, Ltd.	2,485,000	2,294,372
*	Sainfoin Technology Corp.	835,498	—
*	Sampo Corp.	5,938,684	1,273,501
	San Fang Chemical Industry Co., Ltd.	207,280	156,031
	Sanyang Industrial Co., Ltd.	5,262,000	3,622,998
	Sanyo Electric Co., Ltd.	971,000	1,284,050
	Senao International Co., Ltd.	149,474	211,778
	Shan-Loong Transportation Co., Ltd.	133,286	69,824
	Sheng Yu Steel Co., Ltd.	1,782,000	1,811,860
	Shihlin Electric & Engineering Corp.	1,743,000	2,148,298
	Shin Kong Financial Holding Co., Ltd.	13,020,000	9,349,547
	Shinkong Co., Ltd.	2,078,488	1,204,577
*	Shinkong Synthetic Fibers Co., Ltd.	8,460,342	3,241,990
*	Shuttle, Inc.	1,190,223	500,195
	Sigurd Microelectronics Corp.	464,000	255,214
	Silicon Integrated Systems Corp.	9,395,485	3,197,427
	Sincere Navigation Corp.	458,462	934,275
	Sinkang Industries Co., Ltd.	806,669	620,415
	Sinkong Spinning Co., Ltd.	1,246,311	1,286,516
	Sinon Corp.	2,114,700	805,216
	SinoPac Holdings Co., Ltd.	64,439,809	27,879,117
*	Sintek Photronics Corp.	5,850,182	1,673,865
	Siward Crystal Technology Co., Ltd.	889,405	537,915
*	Solomon Technology Corp.	1,916,000	1,200,891
	South East Soda Manufacturing Co., Ltd.	927,500	715,363
	Southeast Cement Co., Ltd.	3,550,700	1,606,710
*	Space Shuttle Hi-Tech Co., Ltd.	533,271	142,463
	Spirox Corp.	452,000	409,620
	Standard Chemical & Pharmaceutical Co., Ltd.	577,000	507,312
	Standard Foods Taiwan, Ltd.	1,850,000	1,012,533
	Stark Technology, Inc.	1,292,000	649,709
	Sunonwealth Electric Machine Industry Co., Ltd.	1,504,705	879,764
	Sunplus Technology Co., Ltd.	1,150,000	1,284,401
	Synnex Technology International Corp.	1,533,945	3,758,975
*	Syscom Computer Engineering Co.	446,000	128,615
	Sysware Systex Corp.	920,890	940,687

*	T JOIN Transportation Co.	3,278,000	$1,751,073
	Ta Chen Stainless Pipe Co., Ltd.	1,188,864	1,606,762
*	Ta Chong Bank, Ltd.	12,806,906	3,785,431
	Ta Ya Electric Wire & Cable Co., Ltd.	3,906,213	1,241,772
	Ta Yih Industrial Co., Ltd.	192,000	139,182
	Tah Hsin Industrial Corp.	1,452,000	1,212,891
*	Tai Roun Products Co., Ltd.	379,000	142,508
	Ta-I Technology Co., Ltd.	1,194,508	924,818
*	Taichung Commercial Bank	7,572,961	3,375,373
	Tainan Spinning Co., Ltd.	9,101,000	5,159,694
*	Taishin Financial Holdings Co., Ltd.	60,271,000	28,042,105
*	Taisun Enterprise Co., Ltd.	1,931,721	687,334
*	Taita Chemical Co., Ltd.	1,723,690	590,366
*	Taiwan Business Bank	40,884,549	13,103,720
	Taiwan Cement Corp.	12,184,958	21,677,913
	Taiwan Cooperative Bank	26,752,959	22,191,113
	Taiwan Fire & Marine Insurance Co., Ltd.	1,914,320	1,683,755
*	Taiwan Flourescent Lamp Co., Ltd.	756,000	72,873
	Taiwan Fu Hsing Industrial Co., Ltd.	115,000	65,682
	Taiwan Glass Industrial Corp.	5,433,094	6,328,502
	Taiwan Hon Chuan Enterprise Co., Ltd.	1,213,777	1,108,182
	Taiwan Kai Yih Industrial Co., Ltd.	657,510	310,176
*	Taiwan Kolin Co., Ltd.	5,797,000	2,393,986
	Taiwan Line Tek Electronic Co., Ltd.	431,019	248,532
	Taiwan Mask Corp.	2,121,000	1,182,547
	Taiwan Navigation Co., Ltd.	684,898	1,218,147
	Taiwan Polypropylene Co., Ltd.	1,756,680	1,305,965
*	Taiwan Pulp & Paper Corp.	2,218,000	855,783
*	Taiwan Sakura Corp.	1,612,397	634,168
	Taiwan Sogo Shinkong Security Co., Ltd.	604,123	543,752
	Taiwan Styrene Monomer Corp.	3,576,560	1,594,602
*	Taiwan Tea Corp.	3,094,381	2,862,665
	Taiyen Biotech Co., Ltd.	1,776,000	1,540,427
*	Tatung Co., Ltd.	22,351,000	13,094,796
*	Teapo Electronic Corp.	2,496,670	470,826
	Teco Electric & Machinery Co., Ltd.	15,351,834	8,642,872
	Tecom, Ltd.	1,440,753	779,670
	Test-Rite International Co., Ltd.	1,514,244	942,698
	Tex-Ray Industrial Co., Ltd.	724,000	303,713
	The Ambassador Hotel	996,000	1,467,920
*	The Chinese Bank	8,296,000	—
	The First Insurance Co., Ltd.	1,886,446	917,081
	Thye Ming Industrial Co., Ltd.	164,000	332,085
	Ton Yi Industrial Corp.	8,969,810	4,063,475
	Tong Yang Industry Co., Ltd.	434,660	400,484
*	Tong-Hwa Synthetic Fiber Co., Ltd.	634,000	66,816
*	Tsann Kuen Enterprise Co., Ltd.	1,037,000	1,376,914
	TSRC Corp.	1,874,400	2,521,387
*	Tung Ho Spinning, Weaving & Dyeing Co., Ltd.	599,000	139,505
	Tung Ho Steel Enterprise Corp.	2,688,555	4,259,400
*	Twinhead International Corp.	1,446,017	199,196
	TYC Brother Industrial Co., Ltd.	1,137,241	826,446
*	Tycoons Group Enterprise Co., Ltd.	2,840,000	660,390
	Tze Shin International Co., Ltd.	890,400	568,416
*	Union Bank of Taiwan	9,266,577	2,060,278

*	Union Insurance Co., Ltd.	189,469	$95,078
	Unitech Electronics Co., Ltd.	1,280,174	543,443
	Unitech Printed Circuit Board Corp.	1,898,348	1,594,997
	United Integration Service Co., Ltd.	986,000	864,377
	United Microelectronics Corp.	101,904,374	60,486,665
*	Universal Cement Corp.	3,374,585	1,654,602
	Universal Microelectronics Co., Ltd.	729,010	364,785
	Universal Scientific Industrial Co., Ltd.	6,295,816	3,252,191
	Universal, Inc.	622,000	255,432
	UPC Technology Corp.	4,723,498	2,839,049
	USI Corp.	4,528,000	2,783,504
*	U-TECH Media Corp.	1,566,799	461,595
*	Ve Wong Corp.	1,112,000	881,072
*	Visual Photonics Epitacy Co., Ltd.	86,000	119,426
	Walsin Lihwa Corp.	23,007,412	11,025,713
	Walsin Technology Corp., Ltd.	3,596,513	2,535,092
	Wan Hwa Enterprise Co., Ltd.	1,187,827	716,946
	Waterland Financial Holdings	12,628,620	4,826,161
*	Wei Chih Steel Industrial Co., Ltd.	1,615,898	475,367
*	Wei Chuan Food Corp.	1,007,000	666,199
	Weltrend Semiconductor, Inc.	898,160	797,616
	Winbond Electronics Corp.	29,524,000	8,090,617
	Wintek Corp.	7,268,000	7,095,213
	WPG Holdings Co., Ltd.	1,006,464	1,102,436
*	Wus Printed Circuit Co., Ltd.	3,003,928	742,422
*	Ya Hsin Industrial Co., Ltd.	1,936,000	—
	Yageo Corp.	26,995,840	8,210,211
	Yang Ming Marine Transport Corp.	8,308,906	5,480,310
	Yeung Cyang Industrial Co., Ltd.	593,154	701,639
*	Yi Jinn Industrial Co., Ltd.	1,966,000	310,941
	Yieh Phui Enterprise Co., Ltd.	9,131,927	4,168,099
	Yosun Industrial Corp.	1,881,981	1,366,477
*	Yuanta Financial Holding Co., Ltd.	9,699,422	8,503,462
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	10,348,057	4,357,459
	Yulon Motor Co., Ltd.	6,333,184	8,557,756
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	55,000	78,106
	Yung Shin Pharmaceutical Industrial Co., Ltd.	551,400	610,732
	Yung Tay Engineering Co., Ltd.	2,407,000	1,917,631
	Zig Sheng Industrial Co., Ltd.	3,940,450	1,015,192
TOTAL COMMON STOCKS			1,041,053,480

RIGHTS/WARRANTS — (0.0%)
*	Shin Kong Financial Holding Co., Ltd. Rights 03/27/08	721,444	94,512

TOTAL — TAIWAN			1,041,147,992

THAILAND — (2.7%)
COMMON STOCKS — (2.7%)
	Aapico Hitech PCL, Ltd. (Foreign) NVDR	539,800	205,801
*	Adkinson Securities PCL (Foreign)	26,881,000	640,532
*	Advance Agro PCL (Foreign)	1,859,030	2,281,335
#	Asia Plus Securities PCL (Foreign)	7,008,500	855,048
	Ayudhya Insurance PCL	228,500	155,358
	Bangkok Bank PCL (Foreign)	5,539,200	23,406,310

#	Bangkok Bank PCL (Foreign) NVDR	3,612,100	$14,918,920
	Bangkok Expressway PCL (Foreign)	5,353,500	3,724,913
	Bangkok First Investment & Trust PCL (Foreign)	1,295,500	257,248
	Bangkok Insurance PCL (Foreign)	87,880	776,192
*	Bangkok Land PCL (Foreign)	39,735,803	921,593
*	Bangkok Land PCL (Foreign) NVDR	38,933,300	902,980
#	Bank of Ayudhya PCL (Foreign) NVDR	16,377,100	13,268,183
	Banpu PCL (Foreign)	837,700	12,775,091
	Big C Supercenter PCL (Foreign)	1,274,800	1,873,217
#	Cal-Comp Electronics (Thailand) PCL (Foreign)	15,304,200	2,917,401
#	Capital Nomura Securities PCL (Foreign)	370,100	402,730
	Capital Nomura Securities PCL (Foreign) NVDR	108,300	117,848
	Central Plaza Hotel PCL (Foreign)	5,422,500	999,222
	Charoen Pokphand Foods PCL (Foreign)	44,618,740	6,549,280
	Charoong Thai Wire & Cable PCL (Foreign)	724,900	173,308
	Delta Electronics (Thailand) PCL (Foreign)	4,909,500	3,618,758
	Eastern Water Resources Development & Management PCL (Foreign)	9,535,200	1,351,136
*	Erawan Group PCL	476,550	68,133
	Erawan Group PCL (Foreign)	3,812,400	545,061
	GMM Grammy PCL (Foreign)	338,100	107,419
*	Golden Land Property PCL (Foreign)	232,500	59,094
*	Golden Land Property PCL (Foreign) NVDR	570,000	144,877
	Hana Microelectronics PCL (Foreign)	935,000	564,416
	Hermraj Land & Development PCL (Foreign)	58,054,500	2,084,244
	ICC International PCL (Foreign)	2,755,000	3,632,486
*	Italian-Thai Development PCL	7,760,200	2,231,289
* #	Italian-Thai Development PCL (Foreign) NVDR	4,900,000	1,416,680
	Jasmine International PCL (Foreign)	54,242,600	448,072
	Kang Yong Electric PCL (Foreign)	236,200	302,989
	Kasikornbank PCL (Foreign)	1,530,000	4,350,596
	KGI Securities One PCL (Foreign)	14,256,100	1,114,218
	Kiatnakin Bank PCL (Foreign) NVDR	116,800	109,471
	Kiatnakin Finance PCL (Foreign)	3,036,300	2,845,778
*	Krung Thai Bank PCL	9,801,600	3,286,067
#	Krung Thai Bank PCL (Foreign)	40,093,900	13,630,015
	Krungthai Card PCL (Foreign)	1,326,700	956,826
	Laguna Resorts & Hotels PCL (Foreign)	1,364,500	2,080,890
	Lalin Property PCL (Foreign)	4,561,600	405,798
#	Loxley PCL (Foreign)	17,739,300	1,386,455
	MBK Development PCL (Foreign)	903,400	2,052,203
	MK Real Estate Development PCL (Foreign)	5,772,100	432,793
	Modernform Group PCL (Foreign)	46,000	57,728
	Muramoto Electronic (Thailand) PCL (Foreign)	134,300	699,768
*	Nakornthai Strip Mill PCL (Foreign)	126,273,000	1,043,081
	Noble Development PCL (Foreign)	2,425,600	317,505
	Padaeng Industry PCL (Foreign) NVDR	1,600,800	1,767,365
	Polyplex PCL (Foreign)	5,424,000	1,171,825
	Power Line Engineering PCL (Foreign)	4,061,300	677,421
	Pranda Jewelry PCL (Foreign)	610,000	174,424
*	Property Perfect PCL (Foreign)	3,707,900	464,150
* #	PTT Aromatics & Refining PCL (Foreign)	5,015,216	6,732,101
	PTT Chemical PCL (Foreign)	4,915,610	18,428,657
	Quality Houses PCL (Foreign)	47,936,200	3,655,183
	Regional Container Lines PCL (Foreign)	6,950,000	5,630,659

	Rojana Industrial Park PCL (Foreign)	92,600	$45,895
	Saha Pathana Inter-Holding PCL (Foreign)	3,316,000	2,054,392
	Saha Pathanapibul PCL (Foreign)	1,367,000	833,881
	Saha-Union PCL (Foreign)	3,025,300	1,816,622
	Sahaviriya Steel Industries PCL (Foreign)	76,350,800	2,207,442
#	Sansiri PCL (Foreign)	10,262,900	1,206,441
	SC Asset Corp. PCL (Foreign)	1,345,200	670,997
	Seamico Securities PCL (Foreign)	5,788,600	625,298
* #	Shinawatra Satellite PCL (Foreign)	11,230,400	3,675,079
	Siam Commercial Bank PCL (Foreign)	4,716,800	13,112,629
	Siam Industrial Credit PCL (Foreign)	1,840,950	244,485
#	Siam Makro PCL (Foreign)	331,200	1,036,480
* #	Sino-Thai Engineering & Construction PCL (Foreign)	8,745,300	1,611,525
	Sri Trang Agro Industry PCL (Foreign)	1,240,631	508,471
	Supalai PCL (Foreign)	10,329,366	1,174,873
	SVOA PCL (Foreign)	4,744,000	195,940
	Tata Steel (Thailand) PCL (Foreign)	12,239,300	878,819
	Thai Plastic & Chemicals PCL (Foreign)	3,839,200	2,561,500
	Thai Rayon PCL (Foreign)	165,000	366,958
*	Thai Rung Union Car PCL (Foreign)	5,386,250	427,820
	Thai Union Frozen Products PCL (Foreign) NVDR	587,600	380,843
	Thai Wacoal PCL (Foreign)	93,300	100,785
*	Thai-German Ceramic Industry PCL (Foreign)	5,130,300	187,445
	Thanachart Capital PCL (Foreign)	12,543,100	6,137,053
#	Thoresen Thai Agencies PCL (Foreign)	2,366,200	3,608,502
	Tipco Asphalt PCL (Foreign)	157,500	119,094
	Tipco Asphalt PCL (Foreign)	246,356	186,283
	Tisco Bank PCL (Foreign) NVDR	246,000	232,518
* #	TMB Bank PCL (Foreign)	105,114,716	4,408,306
*	Total Access Communication PLC ADR	1,264,380	1,782,776
#	TPI Polene PCL (Foreign)	13,440,324	3,117,216
*	Tuntex (Thailand) PCL (Foreign)	1,987,600	121,245
*	Tycoons Worldwide Group PCL (Foreign)	1,243,300	231,082
	Univentures PCL (Foreign)	3,481,400	320,764
#	Vanachai Group PCL (Foreign)	9,076,500	1,061,208
	Vibhavadi Medical Center PCL (Foreign)	1,307,800	123,820
	Vinythai PCL (Foreign)	5,213,817	1,209,241
TOTAL COMMON STOCKS			236,751,869

RIGHTS/WARRANTS — (0.0%)
*	Bangkok Land PCL (Foreign) Warrants 01/07/10	3,987,330	12,668
*	Cal-Comp Electronics (Thailand) PCL (Foreign) Warrants 04/18/09	2,192,300	96,816
*	SVI PCL (Foreign) Warrants 12/06/10	799,000	15,485
TOTAL RIGHTS/WARRANTS			124,969

TOTAL — THAILAND			236,876,838

TURKEY — (2.5%)
COMMON STOCKS — (2.5%)
	Adana Cimento Sanayi Ticaret A.S.	591,987	308,282
	Akbank T.A.S.	4,025,298	21,308,448
*	Akenerji Elektrik Uretim A.S.	216,113	1,860,065
	Aksa Akrilik Kimya Sanayii A.S.	741,264	1,143,940

	Aksigorta A.S.	1,550,206	$7,695,765
	Alarko Carrier Sanayii ve Ticaret A.S.	23,199	205,344
	Alarko Holding A.S.	863,213	2,011,882
	Alkim Alkali Kimya A.S.	45,205	288,006
*	Alternatifbank A.S.	1	1
*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	134,077	763,517
	Anadolu Anonim Turk Sigorta Sirketi A.S.	1,645,071	2,121,181
	Anadolu Cam Sanayii A.S.	1,302,498	3,177,100
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	59,275	438,578
	Arcelik A.S	92,828	522,749
*	Ayen Enerji A.S.	600,828	1,265,427
	Aygaz A.S.	1,199,987	4,177,423
	Bagfas Bandirma Gubre Fabrikalari A.S.	7,535	732,347
*	Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	267,434	754,552
	Bati Anabolu Cimento A.S.	255,022	1,846,826
	Bati Soeke Cimento Sanayi A.S.	183,843	373,266
*	Beko Elektronik A.S.	283,333	235,870
	Bolu Cimento Sanayii A.S.	618,428	906,351
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	98,343	701,442
	Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.	576,288	656,184
	Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.	9,261	504,744
*	Cemtas Celik Makina Sanayi ve Ticaret A.S.	454,263	590,823
	Cimsa Cimento Sanayi ve Ticaret A.S.	486,117	2,824,655
*	Dentas Ambalaj ve Kagit Sanayi A.S.	1	—
*	Dogan Gazetecilik A.S.	96,299	204,072
*	Dogan Sirketler Grubu Holding A.S.	7,632,833	9,603,700
	Dogus Otomotiv Servis ve Ticaret A.S.	426,889	2,377,288
*	Eczacibasi Ilac Sanayi ve Ticaret A.S.	813,261	3,005,384
*	Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	362,756	861,794
*	EGE Seramik Sanayi ve Ticaret A.S.	41,683	60,594
	Enka Insaat ve Sanayi A.S.	32,525	489,385
	Eregli Demir ve Celik Fabrikalari Turk A.S.	4,647,576	32,679,724
*	Fortis Bank A.S.	1	1
*	Gentas Clenel Metal Sanayi ve Ticaret A.S.	188,745	178,982
*	Goldas Kuyumculuk Sanayi A.S.	630,228	1,445,850
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	24,412	1,076,937
*	Goodyear Lastikleri T.A.S.	50,050	536,287
*	GSD Holding A.S.	2,261,921	1,829,028
*	Gunes Sigorta A.S.	578,342	767,992
	Hektas Ticaret T.A.S.	380,059	384,786
*	Ihlas Ev Aletleri Imalat Sanayi ve Ticaret A.S.	52,706	108,882
*	Ihlas Holding A.S.	2,158,431	1,753,200
*	Izmir Demir Celik Sanayii A.S.	575,981	1,094,941
*	Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	1,501,750	1,894,723
	Karton Sanayi ve Ticaret A.S.	5,771	257,340
*	Klimasan Klima Sanayi ve Ticaret A.S.	43,605	186,136
*	Koc Holding A.S. Series B	3,802,822	14,322,005
	Konya Cimento Sanayii A.S.	3,926	147,502
*	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	625,784	1,358,134
	Mardin Cimento Sanayii ve Ticaret A.S.	180,922	922,410
*	Marmari Marti Otel Isletmeleri A.S.	869,614	640,298
	Marshall Boya ve Vernik Sanayii A.S.	27,295	288,970
*	Medya Holdings A.S.	33,508	—
*	Menderes Tekstil Sanayi ve Ticaret A.S.	1,340,476	475,885

*	Multu Aku ve Malzemeleri Sanayi A.S.	257,022	$431,812
*	Net Turizm Ticaret ve Sanayi A.S.	1,033,536	742,161
	Nortel Networks Netas Telekomuenikasyon A.S.	34,377	520,809
	Otobus Karoseri Sanayi A.S.	51,460	719,394
*	Parsan Makina Parcalari Sanayii A.S.	247,602	435,545
	Pinar Entegre Et ve Un Sanayi A.S.	248,306	718,598
	Pinar Sut Mamulleri Sanayii A.S.	183,609	914,163
*	Raks Elektronik Sanayi ve Ticaret A.S.	5,859	3,792
*	Sabah Yayincilik A.S.	31,938	99,438
*	Sanko Pazarlama Ithalat Ihracat A.S.	123,651	281,030
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	354,689	778,989
*	Sasa Dupont Sabanci Polyester Sanayi A.S.	1,346,358	566,415
*	Tat Konserve Sanayii A.S.	176,814	402,029
*	Tekstil Bankasi A.S.	379,143	399,583
	Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.	156,597	1,027,059
	Tofas Turk Otomobil Fabrikasi A.S.	683,282	3,125,097
	Trakya Cam Sanayii A.S.	2,543,706	4,947,179
	Tupras-Turkiye Petrol Rafinerileri A.S.	158,906	4,028,751
*	Turk Demir Dokum Fabrikalari A.S.	119,787	919,052
	Turk Sise ve Cam Fabrikalari A.S.	5,077,954	7,811,815
	Turkiye Garanti Bankasi A.S.	4,310,290	25,562,402
	Turkiye Is Bankasi A.S.	3,125,538	14,336,079
	Ulker Biskuvi Sanayi A.S.	255,919	793,724
	USAS Ucak Servisi A.S.	134,650	177,452
*	Uzel Makina Sanayii A.S.	250,039	285,538
*	Vestel Elektronik Sanayi ve Ticaret A.S.	791,801	1,307,504
	Yapi Kredi Finansal Kiralama A.S.	45,196	109,456
*	Yapi ve Kredi Bankasi A.S.	3,551,131	8,026,803
*	Zorlu Enerji Elektrik Uretim A.S.	462,156	1,685,434

TOTAL — TURKEY			217,524,101

	Face Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 2.94%, 03/03/08 (Collateralized by $33,420,000 FNMA 5.58%, 03/25/33, valued at $23,737,387) to be repurchased at $23,391,730	$23,386	23,386,000

SECURITIES LENDING COLLATERAL — (9.6%)
@ Repurchase Agreement, Barclays Capital Inc. 3.18%, 03/03/08 (Collateralized by $608,750,000 FHLMC, rates ranging from 0.000% to 5.500%, maturities ranging from 12/08/08 to 08/23/17; FNMA 5.400%, 11/02/17; & TVA 6.250%, 12/15/17, valued at $637,500,981 ) to be repurchased at $625,165,625	625,000	625,000,000
@ Repurchase Agreement, Deutsche Bank Securities 3.18%, 03/03/08 (Collateralized by $340,226,941 FHLMC, rates ranging from 5.000% to 7.000%, maturities ranging from 12/01/21 to 02/01/38; FNMA, rates ranging from 4.756%(r) to 6.317%(r), maturities ranging from 11/01/34 to 09/01/37; & GNMA 6.500%, 04/15/24; & FHLB, rates ranging from 2.625% to 5.500%, maturities ranging from 03/11/11 to 10/19/16, valued at $232,226,653 ) to be repurchased at $227,733,522	227,673	227,673,189
TOTAL SECURITIES LENDING COLLATERAL		852,673,189

TOTAL INVESTMENTS - (100.0%) (Cost $5,971,323,897)##		$8,861,002,362

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$2,557,346,871
Level 2 – Other Significant Observable Inputs	6,303,655,491
Level 3 – Significant Unobservable Inputs	—
Total	$8,861,002,362

Organizational Note

Dimensional Emerging Markets Value Fund Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940. The Fund’s advisor is Dimensional Fund Advisors LP.

Security Valuation Note

Securities held by the Fund (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Fund that are listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Fund will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities market is completed each day at the close of the Tokyo Stock Exchange (normally, 7:00 a.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, for example, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Fund. When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”)

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007.   This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007.   The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 - quoted prices in active markets for identical securities
•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  A summary of the inputs used to value the Funds’ net assets as of February 29, 2008 is included with each Funds’ Schedule of Investments.

Federal Tax Cost Note

At February 29, 2008, the total cost of securities for federal income tax purposes was $5,973,090,992 for Dimensional Emerging Markets Value Fund Inc.

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)           Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)           There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

(a)           Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Emerging Markets Value Fund Inc.

By:	/s/ David G. Booth
David G. Booth
Chairman, Director, President and
Chief Executive Officer

Date:  April 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David G. Booth
David G. Booth
Principal Executive Officer
Dimensional Emerging Markets Value Fund Inc.

Date:  April 24, 2008

By:	/s/ David R. Martin
David R. Martin
Principal Financial Officer
Dimensional Emerging Markets Value Fund Inc.

Date:  April 24, 2008